UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04636
                                                    ----------------
                                 THE GALAXY FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                BOSTON, MA 02111
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Glen P. Martin, President
                       c/o Columbia Management Group, Inc.
                              One Financial Center
                                BOSTON, MA 02111
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 866-840-5469
                                                            ------------

                      Date of fiscal year end: MAY 31, 2005
                                              -------------

                   Date of reporting period: NOVEMBER 30, 2004
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is attached herewith.

    [GRAPHIC OMITTED- ACORN, COLUMN, CAP, HANDSHAKE ART]

GALAXY MONEY MARKET FUNDS

                                      SEMI-ANNUAL REPORT

                                      November 30, 2004

                                      Galaxy Money Market Fund

                                      Galaxy Government
                                      Money Market Fund

                                      Galaxy U.S. Treasury
                                      Money Market Fund

                                      Galaxy Tax-Exempt
                                      Money Market Fund

                                      Galaxy Connecticut Municipal
                                      Money Market Fund

                                      Galaxy Massachusetts Municipal
                                      Money Market Fund

                                      Galaxy New York Municipal
                                      Money Market Fund

                                                             [LOGO] GALAXY FUNDS

INTERIM CHAIRMAN'S MESSAGE

Dear Shareholder:

      Enclosed is the Galaxy Money Market Funds' semi-annual report for the six months ended November 30, 2004. Included in this report is a Market Overview that discusses the economic and market conditions that may have affected your investment during this time. Following the Market Overview is information that will help you to understand the Fund expenses you paid during the period as well as reviews of the Galaxy taxable money market funds and the Galaxy tax-exempt money market funds. These reviews describe how Columbia Management Advisors managed the funds' portfolios in this environment. Financial statements and a list of portfolio holdings for each fund as of November 30, 2004, appear at the end of the report.

      Returns for money market investors improved significantly over the past six months. Although the pace of economic growth slowed from the strong rebound of previous quarters, many of the uncertainties about the sustainability of this expansion evaporated. While inflation remained relatively low in this climate, the upward pressure on prices continued to build with the improving economy. To keep inflation in check, the Federal Reserve Board (Fed) abandoned its accommodative monetary policy of the previous three and a half years, which had driven money market yields to all-time lows, and raised short-term interest rates in a series of four moves. Altogether, the Fed funds rate rose by 100 basis points during the period. Yields for money market instruments rose by similar amounts.

      Throughout this time Columbia Management Advisors adjusted the maturities of the Galaxy Money Market Funds to make the most of rising yields. They also looked for additional yield opportunities in individual market sectors. As in past periods, money market instruments were a key element of a diversified investment portfolio. With continued fluctuations in the prices of stocks and bonds, money market instruments helped stabilize returns. Your holdings in the Galaxy Money Market Funds should play a similar role in months to come.

      If you have questions about the information in this report, please contact the Galaxy Information Center toll-free at 1-866-840-5469.

Sincerely,

/S/ JAMES M. SEED
James M. Seed
Interim Chairman, Board of Trustees

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

                                  TRUSTEES AND
                          PRINCIPAL EXECUTIVE OFFICERS

                                  James M. Seed
                           INTERIM CHAIRMAN & TRUSTEE

                                Louis DeThomasis,
                                  F.S.C., Ph.D.
                                     TRUSTEE

                                Kenneth A. Froot
                                     TRUSTEE

                                 John T. O'Neill
                                     TRUSTEE

                              Dwight E. Vicks, Jr.
                                     TRUSTEE

                               Bradford S. Wellman
                                EMERITUS TRUSTEE

                                 Glen P. Martin
                                    PRESIDENT

                              J. Kevin Connaughton
                                    TREASURER

                                 Mary Joan Hoene
                            CHIEF COMPLIANCE OFFICER

                                Michael G. Clarke
                            CHIEF ACCOUNTING OFFICER

                               Jeffery R. Coleman
                                   CONTROLLER

                                    W. Bruce
                                 McConnel, Esq.
                                    SECRETARY

                      INVESTMENT ADVISOR AND ADMINISTRATOR

                               Columbia Management
                                 Advisors, Inc.
                               100 Federal Street
                                Boston, MA 02110

                                   DISTRIBUTOR

                                 Columbia Funds
                                Distributor, Inc.
                              One Financial Center
                              Boston, MA 02111-2621

                                  LEGAL COUNSEL

                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                                Philadelphia, PA
                                   19103-6996

--------------------------------------------------------------------------------

This report is submitted for the general information of shareholders of the Galaxy Money Market Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each fund. A fund's prospectus contains more information concerning the investment policies and expenses of the fund, as well as other pertinent information. For complete information, and before making an investment decision on any of the Galaxy Money Market Funds, you should request a prospectus by calling toll-free 1-866-840-5469. Read the prospectus carefully before you invest.

Shares of the funds are not bank deposits or obligations of, or guaranteed or endorsed by, Bank of America Corporation or any of its affiliates, including Columbia Management Advisors, Inc. Investments in the Galaxy Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation
(FDIC) or any other government agency. An investment in the funds involves investment risks, including possible loss of the principal amount invested. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Yields are historical and will vary with market performance.

Retail A Shares are currently subject to a shareholder servicing fee of 0.10% of average daily net assets.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

A description of the funds' proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-345-6611. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available (i) at www.columbiamanagement.com and (ii) on the SEC's website at www.sec.gov.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds Distributor, Inc. is part of Columbia Management, member NASD and SIPC, and an affiliate of Bank of America Corporation.

                   This report was printed on recycled paper.

                               [GRAPHIC OMITTED-RECYCLE LOGO]

MARKET OVERVIEW

MONEY MARKET OVERVIEW

BY COLUMBIA MANAGEMENT ADVISORS, INC.

      As the U.S. economy continued to strengthen over the past six months, signaling the potential for higher inflation, the Federal Reserve Board (Fed) began to moderate the pace of growth by raising short-term interest rates. The yields for money market instruments and other short-term securities rose steadily in response. On November 30, 2004, when this six-month period ended, the one-year LIBOR Index (a widely used benchmark for short-term yields) stood at 2.98%, versus 2.06% when the period began.
      In this environment, we enhanced returns for shareholders of the Galaxy Money Market Funds by investing more heavily in shorter maturities - which gave us greater flexibility to make the most of rising yields. We also took advantage of special investment opportunities that occurred due to yield fluctuations and changes in market supply and demand.

FED SEEKS INFLATION CONTROL WITH SEVERAL RATE HIKES

      When the reporting period started on June 1, 2004, U.S. economic growth had slowed from the more robust pace of previous quarters but remained relatively healthy. Although rising energy prices had temporarily dampened some areas of the economy like consumer spending, employment had significantly improved. For the second quarter of 2004, the gross domestic product (GDP) - which measures the output of U.S. goods and services - enjoyed an annualized gain of 3.3%. This followed growth rates of 4.2% and 4.5%, respectively, in the fourth quarter of 2003 and the first quarter of 2004.
      Despite a slower pace of growth in the second quarter of 2004, core inflation (minus energy and food costs) was rising substantially. After cutting interest rates since January of 2001 to historically low levels, to spur growth in a prolonged period of economic weakness, the Fed raised the short-term Fed funds rate by 25 basis points (0.25%) late in June of 2004. Following a sharp increase during April and May, in anticipation of the rate hike, money market yields advanced steadily throughout the summer.
      The Fed raised the Fed funds rate another 25 basis points in August, and again in September. With stronger consumer and capital spending, GDP growth improved at an annualized rate of 4.0% for the third quarter. Although core inflation cooled during the quarter, energy prices continued to rise. Meanwhile, the stronger economic pace suggested potentially higher inflation down the road. Further positive news from the housing and manufacturing sectors - along with continued inflationary pressure - prompted the Fed to raise rates another 25 basis points in November. This left the Fed funds rate at 2.0% when the reporting period ended, versus 1.0% when the period began.

INCREASED FOCUS ON SHORTER MATURITIES

      After emphasizing a more even distribution of maturities in the Galaxy taxable money market funds earlier in 2004, we had increased investments in shorter-term issues just before the reporting period began - in anticipation of future hikes in short-term interest rates. This strategy gave us better flexibility for investing in higher-yielding securities as interest rates rose. It also helped us make the most of investment opportunities that arose from near-term yield fluctuations. We further enhanced flexibility with investments in floating-rate issues.
      We gave greater attention to shorter maturities in the Galaxy tax-exempt money market funds as well. In addition, we looked for investment opportunities that occurred as the result of changes in market supply and demand. Although supplies of tax-exempt money market securities were generally tighter in the improving economic environment, we found opportunities in some larger issuance deals. As always, we looked for any investment opportunities that resulted from seasonal changes in supply and demand.

FURTHER RATE HIKES EXPECTED

      We expect another year of healthy expansion in 2005, with an average GDP growth rate of 3.5%. Renewed gains in employment should boost personal income. This - combined with an increase in household net worth and interest rates that are still relatively low - should help maintain a healthy level of consumer spending. Any negative impact on consumption from higher energy prices should be modest and temporary. Although capital spending by businesses will likely moderate with the expiration of certain tax incentives, other business spending should be healthy as companies gain confidence in the economy and continue rebuilding their inventories. The economy should also benefit from tax rates that are relatively low.

      With inflation still within the Fed's comfort range, and only a moderate upward drift likely in the coming year, we believe that short-term rates will rise in slow, though steady, increments. The pace of rate hikes could quicken, of course, if inflationary pressures intensify.
      Given our expectations for higher interest rates, and a yield curve that is relatively flat, we expect to continue emphasizing shorter maturities in both the Galaxy taxable money market funds and the Galaxy tax-exempt money market funds. In the near-term, we will look for specific investment opportunities as yields fluctuate with changing interest rate expectations - as well as opportunities that arise in individual market sectors.

PERFORMANCE AT-A-GLANCE as of November 30, 2004(%)

--------------------------------------------------------------------------------

                                                        RETAIL A       TRUST
                                                         SHARES       SHARES
                                                         ------       ------
      GALAXY MONEY MARKET FUND
           7-day average yield......................      1.38         1.59
           30-day average yield.....................      1.32         1.53

      GALAXY GOVERNMENT MONEY MARKET FUND
           7-day average yield......................      1.34         1.51
           30-day average yield.....................      1.27         1.42

      GALAXY U.S. TREASURY MONEY MARKET FUND
           7-day average yield......................      1.19         1.34
           30-day average yield.....................      1.12         1.27

      GALAXY TAX-EXEMPT MONEY MARKET FUND
           7-day average yield......................      1.09         1.22
           30-day average yield.....................      1.09         1.21

      GALAXY CONNECTICUT MUNICIPAL
      MONEY MARKET FUND
           7-day average yield......................      0.98         1.08
           30-day average yield.....................      0.95         1.05

      GALAXY MASSACHUSETTS MUNICIPAL
      MONEY MARKET FUND
           7-day average yield......................      1.06         1.14
           30-day average yield.....................      1.03         1.11

      GALAXY NEW YORK MUNICIPAL
      MONEY MARKET FUND
           7-day average yield......................      1.21         1.31
           30-day average yield.....................      1.18         1.28

--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. HAD THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES NOT WAIVED OR REIMBURSED A PORTION OF EXPENSES, YIELDS WOULD HAVE BEEN LOWER. PLEASE CALL 1-866-840-5469 FOR THE MOST RECENT DAILY AND MONTH-END PERFORMANCE UPDATES.

UNDERSTANDING YOUR EXPENSES

--------------------------------------------------------------------------------

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period.

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM PFPC INC., YOUR ACCOUNT BALANCE IS AVAILABLE BY CALLING 866-840-5469

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR FINANCIAL INSTITUTION, CONTACT YOUR FINANCIAL INSTITUTION TO OBTAIN YOUR ACCOUNT BALANCE

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD", LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IN THE COLUMN LABELED "ACTUAL". MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD

--------------------------------------------------------------------------------

As a shareholder of the Galaxy Money Market Funds, you incur certain ongoing costs, which generally include investment advisory fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period for each share class. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the actual expense ratio for each share class. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

GALAXY MONEY MARKET FUND
JUNE 1, 2004 - NOVEMBER 30, 2004

                    ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID            FUND'S ANNUALIZED
                  BEGINNING OF THE PERIOD $        END OF THE PERIOD $          DURING THE PERIOD $         EXPENSE RATIO (%)
----------------------------------------------------------------------------------------------------------------------------------
                   ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
----------------------------------------------------------------------------------------------------------------------------------
 RETAIL           1,000.00      1,000.00        1,004.60      1,021.61         3.47          3.50                  0.69
----------------------------------------------------------------------------------------------------------------------------------
 TRUST            1,000.00      1,000.00        1,005.70      1,022.66         2.41          2.43                  0.48
----------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

GALAXY GOVERNMENT MONEY MARKET FUND

                    ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID            FUND'S ANNUALIZED
                  BEGINNING OF THE PERIOD $        END OF THE PERIOD $          DURING THE PERIOD $         EXPENSE RATIO (%)
----------------------------------------------------------------------------------------------------------------------------------
                   ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
----------------------------------------------------------------------------------------------------------------------------------
 RETAIL           1,000.00      1,000.00        1,004.30      1,021.71         3.37          3.40                  0.67
----------------------------------------------------------------------------------------------------------------------------------
 TRUST            1,000.00      1,000.00        1,005.10      1,022.41         2.66          2.69                  0.53
----------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

UNDERSTANDING YOUR EXPENSES

GALAXY U.S. TREASURY MONEY MARKET FUND
JUNE 1, 2004 - NOVEMBER 30, 2004

                    ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID            FUND'S ANNUALIZED
                  BEGINNING OF THE PERIOD $        END OF THE PERIOD $          DURING THE PERIOD $         EXPENSE RATIO (%)
------------------------------------------------------------------------------------------------------------------------------------
                   ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
------------------------------------------------------------------------------------------------------------------------------------
 RETAIL           1,000.00      1,000.00        1,003.60      1,021.81         3.26          3.29                  0.65
------------------------------------------------------------------------------------------------------------------------------------
 TRUST            1,000.00      1,000.00        1,004.40      1,022.56         2.51          2.54                  0.50
------------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

GALAXY TAX-EXEMPT MONEY MARKET FUND
JUNE 1, 2004 - NOVEMBER 30, 2004

                    ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID            FUND'S ANNUALIZED
                  BEGINNING OF THE PERIOD $        END OF THE PERIOD $          DURING THE PERIOD $         EXPENSE RATIO (%)
------------------------------------------------------------------------------------------------------------------------------------
                   ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
------------------------------------------------------------------------------------------------------------------------------------
 RETAIL           1,000.00      1,000.00        1,003.80      1,022.01         3.06          3.09                  0.61
------------------------------------------------------------------------------------------------------------------------------------
 TRUST            1,000.00      1,000.00        1,004.40      1,022.66         2.41          2.43                  0.48
------------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and its affiliates not waived a portion of expenses, account values at the end of the period would have been reduced.

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
JUNE 1, 2004 - NOVEMBER 30, 2004

                    ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID            FUND'S ANNUALIZED
                  BEGINNING OF THE PERIOD $        END OF THE PERIOD $          DURING THE PERIOD $         EXPENSE RATIO (%)
------------------------------------------------------------------------------------------------------------------------------------
                   ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
------------------------------------------------------------------------------------------------------------------------------------
 RETAIL           1,000.00      1,000.00        1,003.30      1,021.86         3.21          3.24                  0.64
------------------------------------------------------------------------------------------------------------------------------------
 TRUST            1,000.00      1,000.00        1,003.80      1,022.36         2.71          2.74                  0.54
------------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
JUNE 1, 2004 - NOVEMBER 30, 2004

                    ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID            FUND'S ANNUALIZED
                  BEGINNING OF THE PERIOD $        END OF THE PERIOD $          DURING THE PERIOD $         EXPENSE RATIO (%)
------------------------------------------------------------------------------------------------------------------------------------
                   ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
------------------------------------------------------------------------------------------------------------------------------------
 RETAIL           1,000.00      1,000.00        1,003.70      1,022.06         3.01          3.04                  0.60
------------------------------------------------------------------------------------------------------------------------------------
 TRUST            1,000.00      1,000.00        1,004.10      1,022.46         2.61          2.64                  0.52
------------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

UNDERSTANDING YOUR EXPENSES

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
JUNE 1, 2004 - NOVEMBER 30, 2004

                    ACCOUNT VALUE AT THE          ACCOUNT VALUE AT THE             EXPENSES PAID            FUND'S ANNUALIZED
                  BEGINNING OF THE PERIOD $        END OF THE PERIOD $          DURING THE PERIOD $         EXPENSE RATIO (%)
------------------------------------------------------------------------------------------------------------------------------------
                   ACTUAL     HYPOTHETICAL       ACTUAL     HYPOTHETICAL      ACTUAL     HYPOTHETICAL
------------------------------------------------------------------------------------------------------------------------------------
 RETAIL           1,000.00      1,000.00        1,004.40      1,022.81         2.26          2.28                  0.45
------------------------------------------------------------------------------------------------------------------------------------
 TRUST            1,000.00      1,000.00        1,005.00      1,023.31         1.76          1.78                  0.35
------------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the annualized expense ratio for each share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the tables are meant to highlight only ongoing costs of investing in each share class of the funds. As a shareholder of the funds, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the funds with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees, that may be incurred by shareholders of other funds.

PORTFOLIO REVIEWS

KAREN ARNEIL HAS MANAGED THE GALAXY TAXABLE MONEY MARKET FUNDS SINCE SEPTEMBER 1996. SHE HAS MANAGED MONEY MARKET INVESTMENTS SINCE 1993.

WILLIAM GOLDTHWAIT HAS MANAGED THE GALAXY TAXABLE MONEY MARKET FUNDS SINCE JULY 2003. HE HAS MANAGED MONEY MARKET INVESTMENTS SINCE 1999.

GALAXY MONEY MARKET FUND

PORTFOLIO COMPOSITION AS OF NOVEMBER 30, 2004 (%)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CERTIFICATES OF DEPOSIT:                                    7%
REPURCHASE AGREEMENTS & NET OTHER ASSETS AND LIABILITIES:  10%
U.S. GOVERNMENT AGENCY OBLIGATIONS:                        17%
COMMERCIAL PAPER:                                          19%
MUNICIPAL SECURITIES:                                      22%
CORPORATE NOTES AND BONDS:                                 25%

GALAXY MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Trust    Retail A
12/31/2003      0.72%      0.48%
01/31/2004      0.69%      0.45%
02/29/2004      0.67%      0.43%
03/31/2004      0.69%      0.46%
04/30/2004      0.71%      0.47%
05/31/2004      0.72%      0.48%
06/30/2004      0.78%      0.56%
07/31/2004      0.93%      0.71%
08/29/2004      1.09%      0.88%
09/30/2004      1.3 %      1.09%
10/31/2004      1.42%      1.21%
11/28/2004      1.59%      1.38%


GALAXY GOVERNMENT MONEY MARKET FUND

PORTFOLIO COMPOSITION AS OF NOVEMBER 30, 2004 (%)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FEDERAL FARM CREDIT BANK & NET OTHER ASSETS AND LIABILITIES   *%
FEDERAL HOME LOAN MORTGAGE CORPORATION:                      14%
REPURCHASE AGREEMENTS:                                       49%
FEDERAL HOME LOAN BANK:                                      15%
FEDERAL NATIONAL MORTGAGE ASSOCIATION:                       22%

* PERCENTAGE LESS THAN 1%

GALAXY TAXABLE MONEY MARKET FUNDS

BY KAREN ARNEIL, CFA, AND WILLIAM GOLDTHWAIT PORTFOLIO MANAGERS

      As money market yields rose over the past six months, we found many opportunities to improve returns for the Galaxy taxable money market funds - which include the Galaxy Money Market Fund, Galaxy Government Money Market Fund and Galaxy U.S. Treasury Money Market Fund. We were able to maximize such opportunities by emphasizing portfolios with shorter maturities and strong liquidity.
      For the six months ended November 30, 2004, Trust Shares of the Galaxy Money Market Fund had a total return of 0.57% and Retail A Shares of the fund earned a total return of 0.46%. During the same period, total returns averaged 0.56% and 0.35%, respectively, for trust and retail shares of other taxable money market funds that reported their results to Lipper Inc. ("Lipper"), a mutual fund performance-tracking service.
      Trust Shares of the Galaxy Government Money Market Fund had a total return of 0.51% and the fund's Retail A Shares had a total return of 0.43% during the six-month reporting period ended November 30, 2004. Trust shares and retail shares of other U.S. government money market funds that reported their performances to Lipper earned average total returns of 0.56% and 0.37%, respectively, over the same time.
      Trust Shares of the Galaxy U.S. Treasury Money Market Fund had a total return of 0.44%, for the six-month period ended November 30, 2004 and the fund's Retail A Shares earned a total return of 0.36%. By comparison, trust and retail shares of other money market funds investing in U.S. Treasury issues that reported their results to Lipper earned total returns of 0.50% and 0.35%, respectively, for the same period.
      On November 30, 2004, the Galaxy Money Market Fund had an average weighted maturity of 26 days; the Galaxy Government Money Market Fund had an average weighted maturity of 26 days; and the Galaxy U.S. Treasury Money Market Fund had an average weighted maturity of 21 days.

A SHORTER MATURITY STRUCTURE

      Just before the reporting period began, we had moved from a "laddered" portfolio structure with a more even distribution of maturities to a barbelled distribution that gave greater emphasis to the shorter and longer ends of the money market yield curve. We continued to add shorter maturities in the months that followed. The greater emphasis on shorter maturities gave us extra liquidity for maximizing the opportunities for higher yield that became available with Fed hikes in interest rates.
      In the Galaxy Money Market Fund, for additional liquidity, we replaced maturing securities that had fixed interest rates with floating-rate issues. Of particular help were investments in

PORTFOLIO REVIEWS

taxable municipal variable rate demand notes, which we were able to purchase at attractive yields. These issues, which have underlying credit support from a bank or other financial institution, performed quite well during the period.
      In the Galaxy Government Money Market Fund, we increased our repurchase agreement position because the yields were more attractive than holding U.S. government agency securities directly. For the Galaxy U.S. Treasury Money Market Fund, we continued to buy the one-month U.S. Treasury bill, to keep the maturities short.

POSITIONED FOR A FURTHER RISE IN YIELDS

      Currently, the yields for longer-maturity instruments are not as high as we would expect given the likelihood of additional rate hikes by the Fed. As a result, we plan to maintain an emphasis on shorter maturities for the Galaxy taxable money market funds in months to come. In the meantime, we will look for specific opportunities in longer-term instruments and other market sectors - while continuing to focus on issues with strong liquidity and superior credit ratings.

GALAXY GOVERNMENT MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Trust   Retail A
12/31/2003      0.58%    0.46%
 1/31/2003      0.58%    0.47%
 2/28/2003      0.58%    0.44%
 3/31/2003      0.57%    0.45%
 4/30/2003      0.55%    0.4 %
 5/31/2003      0.6 %    0.47%
 6/30/2004      0.63%    0.48%
 7/31/2004      0.8 %    0.65%
 8/31/2004      1.02%    0.88%
 9/30/2003      1.21%    1.06%
10/31/2004      1.3 %    1.16%
11/30/2004      1.51%    1.34%

GALAXY U.S. TREASURY MONEY MARKET FUND

PORTFOLIO COMPOSITION AS OF NOVEMBER 30, 2004 (%)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. TREASURY NOTE & NET OTHER ASSETS AND LIABILITIES:  3%
FEDERAL HOME LOAN BANK:                                16%
U.S. TREASURY BILLS:                                   81%

GALAXY U.S. TREASURY MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Trust   Retail A
12/31/2003      0.5 %    0.35%
 1/31/2003      0.49%    0.33%
 2/28/2003      0.48%    0.31%
 3/31/2003      0.52%    0.35%
 4/30/2003      0.5 %    0.34%
 5/31/2003      0.48%    0.33%
 6/30/2004      0.51%    0.36%
 7/31/2004      0.64%    0.49%
 8/29/2004      0.83%    0.68%
 9/30/2004      1.06%    0.91%
10/31/2004      1.15%    1   %
11/30/2004      1.34%    1.19%


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE INVESTMENT RESULTS. THE INVESTMENT ADVISOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND INCLUDE THE DEDUCTION OF ANY SALES CHARGES, WHERE APPLICABLE, UNLESS OTHERWISE INDICATED. PLEASE CALL 1-866-840-5469 FOR THE MOST RECENT DAILY AND MONTH-END PERFORMANCE UPDATES.

PORTFOLIO REVIEWS

NORM DESROSIERS HAD BEEN CO-MANAGING THE GALAXY TAX-EXEMPT MONEY MARKET FUNDS SINCE JUNE 2000, AND WAS NAMED PORTFOLIO MANAGER IN JULY 2002. HE HAS MANAGED MONEY MARKET INVESTMENTS SINCE 1994.

GALAXY TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO COMPOSITION AS OF NOVEMBER 30, 2004 (%)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER TERRITORIES, CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES:  4%
PACIFIC:                                                                 8%
SOUTH:                                                                  34%
MOUNTAIN:                                                               10%
EAST:                                                                   11%
NORTH CENTRAL:                                                          33%

GALAXY TAX-EXEMPT MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Trust   Retail A
12/31/2003      0.75%    0.63%
 1/31/2003      0.55%    0.42%
 2/28/2003      0.55%    0.42%
 3/31/2003      0.6 %    0.47%
 4/30/2003      0.66%    0.52%
 5/31/2003      0.64%    0.51%
 6/30/2004      0.78%    0.5 %
 7/31/2004      0.93%    0.71%
 8/29/2004      1.09%    0.88%
 9/30/2004      1.06%    1.09%
10/31/2004      1.42%    1.21%
11/30/2004      1.59%    1.38%


GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               Retail A   Trust*
12/31/2003       0.56%
 1/31/2004       0.36%
 2/29/2004       0.35%
 3/31/2004       0.41%    0.51%
 4/30/2004       0.45%    0.55%
 5/31/2004       0.45%    0.55%
 6/30/2004       0.55%    0.46%
 7/31/2004       0.56%    0.45%
 8/29/2004       0.75%    0.64%
 9/30/2004       0.93%    0.83%
10/31/2004      1.074%    0.98%
11/30/2004      1.08 %    0.98%

* THE FUND BEGAN OFFERING TRUST SHARES ON MARCH 1, 2004

GALAXY TAX-EXEMPT MONEY MARKET FUNDS

BY NORM DESROSIERS, PORTFOLIO MANAGER

      Over the past six months, we found many opportunities in rising yields and in seasonal changes in market supply and demand to enhance returns for the Galaxy tax-exempt money market funds. These include the Galaxy Tax-Exempt Money Market Fund, Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund.
      For the six months ended November 30, 2004, Trust and Retail A Shares of the Galaxy Tax-Exempt Money Market Fund had total returns of 0.44% and 0.38%, respectively. Over the same time, trust and retail shares of other tax-exempt money market funds reporting their performances to Lipper earned average total returns of 0.48% and 0.33%, respectively.
      During the period, Trust Shares and Retail A Shares of the Galaxy Connecticut Municipal Money Market Fund had total returns of 0.38% and 0.33%, respectively, versus an average total return of 0.29% for the trust and retail shares of other Connecticut tax-exempt money market funds tracked by Lipper. Trust Shares and Retail A Shares of the Galaxy Massachusetts Municipal Money Market Fund had total returns of 0.41% and 0.37%, respectively, versus the average total return of 0.35% for the trust and retail shares of other Massachusetts tax-exempt money market funds as reported by Lipper. Trust Shares and Retail A Shares of the Galaxy New York Municipal Money Market Fund had total returns of 0.50% and 0.44%, respectively, versus an average total return of 0.37% for the trust and retail shares of other New York tax-exempt money market funds as reported by Lipper.
      As of November 30, 2004, the average weighted maturity of the Galaxy Tax-Exempt Money Market Fund was 31 days and the average weighted maturities of the Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund were 35 days, 21 days and 24 days, respectively.

SHORTER MATURITIES MAXIMIZE YIELD OPPORTUNITIES

      At the end of 2004's first quarter, before the reporting period began, we increased liquidity in the funds in anticipation of the April tax season. In addition to offsetting shareholder redemptions, the added liquidity let the funds take advantage of the sharp increase in yields that occurred at the beginning of the reporting period - when the economy showed signs of improvement, and investors began to look for a series of interest rate hikes.
      The funds continued to benefit from this focus on shorter-term issues in July and August, when new issues of tax-exempt notes from state and local governments put further upward pressure on yields. In September, when the state of Texas issued $6.6 billion in tax and revenue anticipation notes at attractive yields, we bought these notes for the Galaxy Tax-Exempt Money Market Fund. Although the purchase of these notes lengthened the fund's weighted average maturity,

PORTFOLIO REVIEWS

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

PORTFOLIO COMPOSITION AS OF NOVEMBER 30, 2004 (%)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PACIFIC:                                              2%
MOUNTAIN:                                             3%
SOUTH:                                                3%
PUERTO RICO:                                          6%
NORTH CENTRAL:                                        7%
CASH EQUIVALENT & NET OTHER ASSETS AND LIABILITIES:   1%
CONNECTICUT:                                         78%

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PORTFOLIO COMPOSITION AS OF NOVEMBER 30, 2004 (%)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PUERTO RICO:                                                     2%
MOUNTAIN:                                                        4%
NORTH CENTRAL:                                                   4%
SOUTH:                                                           9%
MASSACHUSETTS:                                                  80%
PACIFIC, CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES:    1%

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Retail A   Trust*
12/31/2003      0.59%
 1/31/2004      0.42%
 2/29/2004      0.39%
 3/31/2004      0.45%    0.54%
 4/30/2004      0.51%    0.59%
 5/31/2004      0.49%    0.57%
 6/30/2004      0.59%    0.51%
 7/31/2004      0.6 %    0.52%
 8/31/2004      0.79%    0.71%
 9/30/2004      0.97%    0.89%
10/31/2004      1.17%    1.09%
11/30/2004      1.14%    1.06%


* THE FUND BEGAN OFFERING TRUST SHARES ON MARCH 1, 2004

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

PORTFOLIO COMPOSITION AS OF NOVEMBER 30, 2004 (%)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EAST:                                                  2%
PUERTO RICO:                                           2%
NORTH CENTRAL:                                         2%
PACIFIC:                                               6%
NEW YORK:                                             88%
CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES:   *%

* PERCENTAGE LESS THAN 1%

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               Retail A    Trust*
12/31/2003       0.71%
 1/31/2003       0.53%
 2/29/2004       0.52%
 3/31/2004       0.58%     0.68%
 4/30/2004       0.64%     0.74%
 5/31/2004       0.64%     0.74%
 6/30/2004       0.76%     0.66%
 7/31/2004       0.77%     0.67%
 8/31/2004       0.98%     0.88%
 9/30/2004       1.16%     1.06%
10/31/2004       1.35%     1.25%
11/30/2004       1.31%     1.21%


* THE FUND BEGAN OFFERING TRUST SHARES ON MARCH 1, 2004

the fund's maturity remained shorter than the maturity of its market benchmark.
      A decrease in assets of municipal money market funds, due to redemptions for tuition and corporate tax payments, put additional pressure on tax-exempt commercial paper in the last weeks of September. As a result, the yield curve for tax-exempt issues steepened and fixed-rate issues became more attractive during that time.
      We took advantage of this investment opportunity by trading out of floating-rate securities and into fixed-rate instruments - both short-term municipal notes and tax-exempt commercial paper with maturities of three to four months. We also took advantage of attractive opportunities in six-month put bonds later in November. These recent purchases should help us avoid the drop in yields that typically occurs in January as investors return to tax-exempt money market funds and supply diminishes.

FOCUS ON SHORTER MATURITIES TO CONTINUE

      We believe the next opportunity to enhance the funds' returns will come in December, when reduced demand for tax-exempt securities once again puts temporary upward pressure on yields - as sales of money market investments to pay for holiday expenses and corporate tax payments increase the supply of securities.
      Our continued emphasis on shorter maturities should help make the most of further yield increases as the Fed continues to raise interest rates. As always, we will look for attractive investment opportunities in specific market sectors that meet the funds' criteria for liquidity and superior credit ratings.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE INVESTMENT RESULTS. THE INVESTMENT ADVISOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND INCLUDE THE DEDUCTION OF ANY SALES CHARGES, WHERE APPLICABLE, UNLESS OTHERWISE INDICATED. PLEASE CALL 1-866-840-5469 FOR THE MOST RECENT DAILY AND MONTH-END PERFORMANCE UPDATES.

A PORTION OF THE FUNDS' INCOME MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX.

                       This page left blank intentionally.

GALAXY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                          VALUE
   ---------                                                          -----

CORPORATE NOTES AND BONDS - 24.83%

$  50,000,000     American Express Credit Corp.
                  Senior Note, Series B, MTN
                  Extendible
                  2.10%, 12/05/05 (A)                            $    50,000,000
   10,000,000     American Express Credit Corp.
                  Senior Note, Series B, MTN
                  Extendible
                  2.17%, 12/20/05 (A)(B)                              10,000,000
   20,000,000     Fifth Third Bancorp
                  Extendible
                  2.11%, 12/23/05 (A)(B)                              20,000,000
   25,000,000     First Tennessee Bank, BN
                  2.18%, 05/03/05 (A)                                 25,002,178
   60,000,000     General Electric Capital Corp.
                  MTN, Extendible
                  2.21%, 12/16/05 (A)                                 60,003,552
   25,000,000     Goldman Sachs Group, Inc., MTN
                  Extendible
                  2.03%, 12/12/05 (A)(B)(C)                           25,021,392
    2,000,000     Gulf Gate Apartments
                  Series 2003
                  2.10%, 09/01/28 (A)
                  LOC: Wells Fargo Bank, N.A.                          2,000,000
   15,000,000     HBOS Treasury Services Plc
                  Series 1, MTN
                  2.24%, 07/29/05 (A)(B)                              15,008,887
   20,000,000     HBOS Treasury Services Plc
                  MTN, Extendible
                  1.98%, 12/02/05 (A)(B)                              20,000,000
   20,000,000     Harrier Finance Funding LLC
                  Series 2, MTN
                  2.06%, 10/25/05 (A)(B)                              20,000,000
   15,000,000     MBIA Global Funding LLC, MTN
                  2.02%, 02/07/05 (A)(B)                              15,000,000
   20,000,000     MBIA Global Funding LLC, MTN
                  2.15%, 07/29/05 (A)(B)                              20,000,000
   40,000,000     Morgan Stanley
                  Series EXL, Extendible
                  2.20%, 12/27/05 (A)                                 40,000,000
   15,000,000     Royal Bank of Canada
                  Series 1, MTN, Extendible
                  2.10%, 12/09/05 (A)                                 15,000,000
   10,000,000     Sedna Finance, Inc., MTN
                  1.82%, 10/14/05 (A)(B)                              10,000,000
   15,000,000     Sigma Finance, Inc.
                  Series 2, MTN
                  2.05%, 10/17/05 (A)(B)                              14,996,076
   25,000,000     Wells Fargo & Co.
                  Extendible
                  2.07%, 12/15/05 (A)                                 25,000,000
   20,000,000     White Pine Finance LLC, MTN
                  1.78%, 09/07/05 (A)(B)                              19,993,896
                                                                 ---------------
                  TOTAL CORPORATE NOTES AND BONDS                    407,025,981
                  (Cost $407,025,981)                            ---------------

   PAR VALUE                                                          VALUE
   ---------                                                          -----

MUNICIPAL SECURITIES - 22.27%

                  CALIFORNIA - 3.07%

$  28,250,000     San Francisco City & County
                  Redevelopment Agency
                  Multi-Family Revenue
                  Series D
                  2.08%, 06/15/34 (D)
                  Credit Support: FNMA                           $    28,250,000
   22,000,000     Santa Rosa, Rancheria Tachi Yokut Tribe
                  2.07%, 09/01/19 (D)
                  LOC: Bank One, N.A.                                 22,000,000
                                                                 ---------------
                                                                      50,250,000
                                                                 ---------------

                  GEORGIA - 0.78%

   12,755,000     De Kalb County Development Authority
                  Emory University, Series B, GO
                  2.08%, 11/01/25 (D)                                 12,755,000
                                                                 ---------------

                  ILLINOIS - 0.43%

    7,000,000     Memorial Health System
                  2.10%, 10/01/24 (D)
                  LOC: Bank One, N.A.                                  7,000,000
                                                                 ---------------

                  KENTUCKY - 0.70%

   11,530,000     Hardin County
                  Industrial Building Revenue
                  Refunding & Improvement
                  St. James Group
                  2.20%, 03/01/27 (D)
                  LOC: FHLB                                           11,530,000
                                                                 ---------------

                  LOUISIANA - 2.10%

   34,405,000     New Orleans Pension Revenue, N.A.
                  2.09%, 09/01/30 (D)
                  LOC: AMBAC
                  SPA: Bank One, N.A.                                 34,405,000
                                                                 ---------------

                  MAINE - 1.52%

   25,000,000     Portland, Pension Bonds, GO
                  2.08%, 06/01/26 (D)
                  SPA: Landesbank Hessen-Thuringen GZ                 25,000,000
                                                                 ---------------

                  MARYLAND - 4.47%

   22,110,000     Baltimore Community
                  Development Financing Corp.
                  2.10%, 08/15/30 (D)
                  Insured: MBIA
                  SPA: Wachovia Bank, N.A.                            22,110,000
   44,700,000     Baltimore Project Revenue
                  Baltimore Package Facilities
                  2.12%, 07/01/32 (D)
                  Insured: FGIC
                  SPA: Dexia Credit Local de France                   44,700,000
    6,485,000     Maryland State
                  Health & Higher Education Authority
                  Charlestown Project, Series B
                  2.10%, 01/01/28 (D)
                  LOC: Wachovia Bank, N.A.                             6,485,000
                                                                 ---------------
                                                                      73,295,000
                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                          VALUE
   ---------                                                          -----

                  MICHIGAN - 1.68%

$  27,555,000     Michigan State, HDA
                  Housing Revenue, Series C
                  2.05%, 10/01/20 (D)
                  Insured: FGIC
                  SPA: Westdeutsche Landesbank AG                $    27,555,000
                                                                 ---------------

                  MINNESOTA - 1.22%

    5,000,000     Charles K. Blandin Foundation
                  Series B
                  2.05%, 05/01/19 (D)
                  LOC: Wells Fargo Bank, N.A.                          5,000,000
   15,000,000     St. Paul Housing & Redevelopment Authority
                  Land Assembly Revenue
                  Housing 5000 Project
                  2.15%, 01/01/24 (D)
                  LOC: U.S. Bank, N.A.                                15,000,000
                                                                 ---------------
                                                                      20,000,000
                                                                 ---------------

                  NEW HAMPSHIRE  - 0.61%

   10,000,000     New Hampshire State Business
                  Finance Authority
                  Student Guaranteed
                  Series B
                  2.23%, 11/01/20 (D)
                  SPA: Bank of New York                               10,000,000
                                                                 ---------------

                  NEW JERSEY - 2.93%

   48,000,000     New Jersey, EDA
                  State Pension Funding Revenue
                  2.06%, 02/15/29 (D)
                  Insured: FSA
                  SPA: Dexia Credit Local de France                   48,000,000
                                                                 ---------------

                  NEW YORK - 2.45%

   40,100,000     New York
                  Series A-9, GO
                  2.08%, 11/01/23 (D)
                  Insured: FGIC
                  SPA: FGIC SPI                                       40,100,000
                                                                 ---------------

                  OHIO - 0.31%

    5,160,000     Richland County
                  Healthcare Facilities Revenue
                  Wesleyan, Series B
                  2.15%, 11/01/27 (D)
                  LOC: JPMorgan Chase & Co.                            5,160,000
                                                                 ---------------
                  TOTAL MUNICIPAL SECURITIES                         365,050,000
                  (Cost $365,050,000)                            ---------------

   PAR VALUE                                                          VALUE
   ---------                                                          -----

COMMERCIAL PAPER - 18.73%

                  FINANCE - 15.68%

$  30,000,000     Ajax Bambino Funding, Inc.
                  2.09%, 12/10/04 (E)(F)                         $    29,984,325
   50,000,000     Bavaria TRR Corp.
                  2.07%, 12/02/04 (E)(F)                              49,997,125
   20,000,000     Govco, Inc.
                  2.07%, 01/21/05 (E)(F)                              19,941,633
   10,000,000     K2 (USA) LLC
                  2.02%, 03/21/05 (B)(E)                               9,938,889
   49,000,000     MBNA Emerald Credit Card Trust II
                  2.07%, 01/20/05 (E)(F)                              48,859,806
   17,754,000     Moat Funding LLC
                  2.01%, 01/12/05 (E)(F)                              17,712,574
   25,000,000     Premier Asset Colleralized Entity LLC
                  2.05%, 12/07/04 (B)(E)                              24,991,479
   12,820,000     Sheffield Receivables
                  2.22%, 01/11/05 (E)(F)
                  LOC: Barclays Bank Plc                              12,787,733
   30,000,000     Silver Tower US Funding LLC
                  2.06%, 01/18/05 (E)(F)                              29,918,000
   13,000,000     Whistlejacket Capital, Ltd.
                  2.05%, 04/15/05 (A)(B)                              12,998,577
                                                                 ---------------
                                                                     257,130,141
                                                                 ---------------

                  MUNICIPAL - 3.05%

   50,000,000     Texas Public Finance Authority
                  1.91%, 12/01/04                                     50,000,000
                                                                 ---------------
                  TOTAL COMMERCIAL PAPER                             307,130,141
                  (Cost $307,130,141)                            ---------------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.47%

                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.71%

   35,000,000     1.83%, 09/09/05 (A)                                 35,000,000
   50,000,000     2.00%, 10/07/05 (A)                                 50,000,000
   25,000,000     2.17%, 11/07/05 (A)                                 25,000,000
                                                                 ---------------
                                                                     110,000,000
                                                                 ---------------

                  FEDERAL HOME LOAN BANK - 6.62%

   10,000,000     1.50%, 03/01/05                                     10,000,000
    6,500,000     1.40%, 04/04/05                                      6,500,000
   20,000,000     1.45%, 04/04/05                                     20,000,000
   19,000,000     1.35%, 04/15/05                                     19,000,000
   15,000,000     1.99%, 04/19/05, Series 437 (A)                     14,998,294
   20,000,000     2.10%, 04/25/05, Series 438 (A)                     19,996,803
    8,000,000     1.30%, 04/27/05                                      7,998,410
   10,000,000     1.35%, 04/29/05                                     10,000,000
                                                                 ---------------
                                                                     108,493,507
                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                          VALUE
   ---------                                                          -----

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.14%

$  40,000,000     1.86%, 03/23/05 (A)                            $   39,997,532
   18,000,000     1.55%, 05/04/05                                    18,000,000
   10,000,000     1.75%, 05/23/05                                    10,000,000
                                                                 --------------
                                                                     67,997,532
                                                                 --------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (Cost $286,491,039)                               286,491,039
                                                                 --------------

CERTIFICATES OF DEPOSIT - 6.59%

   23,000,000     Barclays Bank Plc, Yankee
                  2.11%, 05/25/05 (A)                                22,996,629
   60,000,000     Canadian Imperial Bank of Commerce N.Y.
                  Yankee, Extendible
                  2.14%, 12/15/05 (A)                                60,000,000
   25,000,000     Unicredito Italiano N.Y.
                  2.04%, 07/27/05 (A)                                24,989,058
                                                                 --------------
                  TOTAL CERTIFICATES OF DEPOSIT                     107,985,687
                  (Cost $107,985,687)                            --------------


REPURCHASE AGREEMENTS - 10.11%

   50,000,000     Repurchase Agreement with:
                  Citigroup
                  2.1125%, Due 12/01/04
                  Dated 11/30/04
                  Repurchase Price $50,002,934
                  (Collateralized by Corporate
                  Bonds in a joint trading
                  account, 1.75% - 8.63%
                  Due 08/01/05 - 11/25/34;
                  Total Par $52,462,683
                  Market Value $52,500,000)                          50,000,000
   50,000,000     Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  2.1125%, Due 12/01/04
                  Dated 11/30/04
                  Repurchase Price $50,002,934
                  (Collateralized by Corporate
                  Bonds in a joint trading
                  account, 5.80% - 8.38%
                  Due 05/15/06 - 07/15/33;
                  Total Par $48,328,975
                  Market Value $52,500,482)                          50,000,000
   65,778,000     Repurchase Agreement with:
                  JPMorgan Chase & Co.
                  2.10%, Due 12/01/04
                  Dated 11/30/04
                  Repurchase Price $65,781,837
                  (Collateralized by U.S. Government
                  Agency Obligations in a joint trading
                  account, 4.50% - 6.00%
                  Due 07/01/17 - 11/01/34;
                  Total Par $65,994,480
                  Market Value $67,093,600)                          65,778,000
                                                                 --------------
                  TOTAL REPURCHASE AGREEMENTS                       165,778,000
                  (Cost $165,778,000)                            --------------

TOTAL INVESTMENTS - 100.00%                                       1,639,460,848
(Cost $1,639,460,848)*

NET OTHER ASSETS AND LIABILITIES - 0.00%                                (74,542)
                                                                 --------------
NET ASSETS - 100.00%                                             $1,639,386,306
                                                                 ==============

----------
*           Aggregate cost for federal tax purposes.
(A)         Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of November 30, 2004.
(B)         Securities exempt from registration pursuant to Rule 144A under the
            Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of November
            30, 2004, these securities amounted to $237,949,196 or 14.51% of net assets. These securities are deemed to be liquid, except as described in (C).
(C)         Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment
            Company Act of 1940, as amended. As of November 30, 2004, this security amounted to $25,021,392 or 1.53% of net assets.
(D)         Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of November 30, 2004.
(E)         Discount yield at time of purchase.
(F)         Securities exempt from registration under section 4(2) of the
            Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities
            Act of 1933, as amended. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
            As of November 30, 2004, these securities amounted to $209,201,196 or 12.76% of net assets. These securities are deemed to be liquid.
AMBAC       Ambac Assurance Corp.
BN          Bank Note
EDA         Economic Development Authority
FGIC        Financial Guaranty Insurance Co.
FGIC SPI    FGIC Securities Purchase, Inc.
FHLB        Federal Home Loan Bank
FNMA        Federal National Mortgage Association
FSA         Financial Security Assurance, Inc.
GO          General Obligations
HDA         Housing Development Authority
LOC         Letter of Credit
MBIA        MBIA Insurance Corp.
MTN         Medium Term Note
SPA         Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                          VALUE
   ---------                                                          -----

GOVERNMENT AGENCY OBLIGATIONS - 51.28%

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.46%

$   25,000,000    2.19%, 01/24/05 (A)                             $  24,918,250
    35,000,000    2.23%, 02/18/05 (B)                                34,998,080
    15,000,000    1.86%, 03/23/05 (B)                                14,999,075
     7,000,000    1.55%, 05/04/05                                     7,000,000
     6,000,000    1.60%, 05/13/05                                     6,000,000
     5,000,000    1.75%, 05/23/05                                     5,000,000
    15,000,000    1.96%, 10/21/05 (B)                                14,991,286
                                                                  -------------
                                                                    107,906,691
                                                                  -------------

                  FEDERAL HOME LOAN BANK  - 14.67%

     6,000,000    1.50%, 03/01/05                                     6,000,000
     3,000,000    1.84%, 03/21/05, Series 434 (B)                     2,999,505
    22,000,000    2.05%, 04/07/05, Series 435 (B)                    22,000,000
     5,000,000    1.99%, 04/19/05, Series 437 (B)                     4,999,431
     7,000,000    2.10%, 04/25/05, Series 438 (B)                     6,998,881
    20,000,000    2.03%, 07/15/05, Series 445 (B)                    19,995,643
     7,500,000    2.00%, 09/16/05, Series 456 (B)                     7,497,356
                                                                  -------------
                                                                     70,490,816
                                                                  -------------

                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.73%

    10,000,000    1.85%, 02/25/05 (A)                                 9,956,283
    16,000,000    1.83%, 09/09/05 (B)                                16,000,323
    25,000,000    2.00%, 10/07/05 (B)                                25,005,003
    15,000,000    2.17%, 11/07/05 (B)                                15,000,000
                                                                  -------------
                                                                     65,961,609
                                                                  -------------

                  FEDERAL FARM CREDIT BANK - 0.42%

     2,000,000    1.95%, 10/04/06 (B)                                 1,998,479
                                                                  -------------
                  TOTAL U.S. GOVERNMENT
                  AGENCY OBLIGATIONS                                246,357,595
                  (Cost $246,357,595)                             -------------

   PAR VALUE                                                          VALUE
   ---------                                                          -----

REPURCHASE AGREEMENTS - 48.73%

$  117,064,000        Repurchase Agreement with:
                      Credit Suisse First Boston Corp.
                      2.08%, Due 12/01/04
                      Dated 11/30/04
                      Repurchase Price $117,070,764
                      (Collateralized by U.S. Government
                      Agency Obligations in a joint trading
                      account, zero coupon - 5.50%
                      Due 01/01/34-03/01/44;
                      Total Par $120,156,185
                      Market Value $120,577,081)                  $ 117,064,000
   117,000,000        Repurchase Agreement with:
                      JPMorgan Chase & Co.
                      2.10%, Due 12/01/04
                      Dated 11/30/04
                      Repurchase Price $117,006,825
                      (Collateralized by U.S. Government
                      Agency Obligations in a joint trading
                      account, 4.50% - 6.00%
                      Due 07/01/17-11/01/34;
                      Total Par $117,385,055
                      Market Value $119,340,070)                    117,000,000
                                                                  -------------
                      TOTAL REPURCHASE AGREEMENTS                   234,064,000
                      (Cost $234,064,000)                         -------------

TOTAL INVESTMENTS - 100.01%                                         480,421,595
(Cost $480,421,595)*

NET OTHER ASSETS AND LIABILITIES - (0.01)%                              (65,623)
                                                                  -------------
NET ASSETS - 100.00%                                              $ 480,355,972
                                                                  =============

----------
*     Aggregate cost for federal tax purposes.
(A)   Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of November 30, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                         VALUE
   ---------                                                         -----

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 100.05%

                  U.S. TREASURY BILLS - 80.82%

$   50,000,000    1.58%, 12/02/04 (A)                            $   49,997,806
    95,000,000    1.82%, 12/02/04 (A)                                94,995,197
    57,971,000    1.59%, 12/09/04 (A)                                57,950,517
    49,892,000    1.84%, 12/09/04 (A)                                49,871,655
    50,000,000    1.87%, 12/09/04 (A)                                49,979,222
    50,000,000    1.63%, 12/16/04 (A)                                49,966,250
    75,000,000    1.94%, 12/23/04 (A)                                74,911,083
    27,856,000    2.00%, 12/23/04 (A)                                27,821,954
    50,000,000    1.90%, 12/30/04 (A)                                49,923,472
    30,000,000    1.88%, 01/27/05 (A)                                29,911,175
    20,000,000    1.79%, 02/17/05 (A)                                19,922,867
    20,000,000    1.84%, 03/17/05 (A)                                19,892,528
                                                                 --------------
                                                                    575,143,726
                                                                 --------------

                  FEDERAL HOME LOAN BANK - 15.72%

    30,000,000    2.00%, 12/10/04 (A)                                29,985,000
    40,000,000    1.99%, 12/15/04 (A)                                39,969,044
     6,933,000    1.91%, 01/07/05 (A)                                 6,919,426
    10,000,000    1.50%, 03/01/05                                    10,000,000
    25,000,000    2.03%, 07/15/05 (B)                                24,994,553
                                                                 --------------
                                                                    111,868,023
                                                                 --------------

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  U.S. TREASURY NOTE - 3.51%

$   25,000,000    1.75%, 12/31/04                                $   25,000,000
                                                                 --------------
                  TOTAL U.S. GOVERNMENT AND
                  AGENCY OBLIGATIONS                                712,011,749
                  (Cost $712,011,749)                            --------------

TOTAL INVESTMENTS - 100.05%                                         712,011,749
(Cost $712,011,749)*

NET OTHER ASSETS AND LIABILITIES - (0.05)%                             (368,672)
                                                                 --------------
NET ASSETS - 100.00%                                             $  711,643,077
                                                                 ==============

----------
*     Aggregate cost for federal tax purposes.
(A)   Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of November 30, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                         VALUE
   ---------                                                         -----

MUNICIPAL SECURITIES - 100.23%

                  ALABAMA - 0.61%

$    7,250,000    Huntsville-Redstone Village
                  Special Care Facilities Financing Authority
                  Series D
                  1.68%, 12/01/06 (A)
                  LOC: ABN AMRO Bank N.V.                        $     7,250,000
                                                                 ---------------

                  ALASKA - 2.31%

     2,670,000    Alaska Municipal Bond Bank Authority
                  Series 2085, GO
                  1.71%, 02/15/12 (A)(B)
                  Insured: MBIA
                  SPA: Merrill Lynch Capital Services                  2,670,000
    25,000,000    North Slope Borough
                  Series A, GO
                  1.72%, 06/30/10 (A)
                  Insured: MBIA
                  SPA: Dexia Credit Local de France                   25,000,000
                                                                 ---------------
                                                                      27,670,000
                                                                 ---------------

                  ARIZONA - 3.39%

     2,000,000    Phoenix, IDA
                  Multi-Family Housing Revenue
                  Sunrise Vista Apartments
                  Series A, AMT
                  1.79%, 06/01/31 (A)
                  LOC: Wells Fargo Bank, N.A.                          2,000,000
    16,650,000    Pima County, IDA
                  Senior Living Facilities
                  La Posada, Series A
                  1.67%, 05/01/32 (A)
                  LOC: ABN AMRO Bank N.V.                             16,650,000
    19,000,000    Pima County, IDA
                  Tucson Electric-Irvington
                  Series A
                  1.68%, 10/01/22 (A)
                  LOC: Toronto-Dominion Bank                          19,000,000
     2,900,000    Tempe, IDA
                  Centers for Habilitation
                  1.79%, 12/01/21 (A)
                  LOC: Wells Fargo Bank, N.A.                          2,900,000
                                                                 ---------------
                                                                      40,550,000
                                                                 ---------------

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  COLORADO - 2.57%

$    7,995,000    Castle Pines
                  North Metropolitan District, GO
                  1.77%, 12/01/28 (A)
                  LOC: U.S. Bank, N.A.                                 7,995,000
     8,360,000    Colorado Department of Transportation
                  (Roaring Fork Municipal Products LLC
                  Series 2004-3, Class A)
                  1.75%, 12/15/16 (A)(B)
                  Insured: FGIC
                  SPA: Bank of New York                                8,360,000

                  COLORADO (CONTINUED)

$    4,210,000    Colorado Health Facilities Authority
                  Golden West Manor Project
                  Series A
                  1.70%, 07/01/32 (A)
                  LOC: U.S. Bank, N.A.                           $     4,210,000
     4,000,000    Colorado Springs
                  The Colorado College Project
                  1.70%, 06/01/24 (A)                                  4,000,000
     3,250,000    Lafayette Improvement District
                  Special Assessment Revenue
                  Special Improvement No. 02-01
                  1.70%, 12/01/22 (A)
                  LOC: Wells Fargo Bank, N.A.                          3,250,000
     3,000,000    Moffat County, PCR
                  Colorado Ute Electric
                  1.90%, 07/01/10 (A)
                  Insured: AMBAC
                  SPA: Societe Generale                                3,000,000
                                                                 ---------------
                                                                      30,815,000
                                                                 ---------------

                  DISTRICT OF COLUMBIA - 2.08%

    24,900,000    District of Columbia MultiModal Revenue
                  The American National Red
                  Cross Issue
                  Series 00
                  1.83%, 01/28/05
                  LOC: JPMorgan Chase & Co.                           24,900,000
                                                                 ---------------

                  FLORIDA - 1.02%

     5,900,000    Alachua County Health Facility Authority
                  Continuing Care
                  Oak Hammock University Project
                  Series A
                  1.67%, 10/01/32 (A)
                  LOC: BNP Paribas                                     5,900,000
     2,925,000    Brevard County Revenue
                  Holy Trinity Episcopal
                  1.73%, 10/01/19 (A)
                  LOC: Wachovia Bank, N.A.                             2,925,000
     3,445,000    Orange County, IDA
                  Lake Highland Preparation School
                  1.73%, 10/01/18 (A)
                  LOC: Wachovia Bank, N.A.                             3,445,000
                                                                 ---------------
                                                                      12,270,000
                                                                 ---------------

                  GEORGIA - 6.30%

     3,400,000    Atlanta
                  Water & Wastewater Revenue
                  Series C
                  1.68%, 11/01/41 (A)
                  Insured: FSA
                  SPA: Dexia Credit Local de France                    3,400,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  GEORGIA (CONTINUED)

$    4,240,000    Atlanta Airport Revenue
                  MERLOTS, Series C-14, AMT
                  1.79%, 01/01/18 (A)(B)
                  Insured: FSA
                  SPA: Wachovia Bank, N.A.                       $     4,240,000
     6,100,000    Atlanta Urban Residential Finance Authority
                  Multi-Family Housing Revenue
                  Auburn Glenn Apartments, Series A, AMT
                  1.75%, 12/01/37 (A)
                  LOC: Wachovia Bank, N.A.                             6,100,000
     5,000,000    Atlanta Urban Residential Finance Authority
                  Multi-Family Housing Revenue
                  Northside Plaza Project, AMT
                  1.75%, 11/01/27 (A)
                  LOC: Wachovia Bank, N.A.                             5,000,000
     2,200,000    Bibb County Development Authority
                  First Presbyterian Day School
                  1.68%, 05/01/19 (A)
                  LOC: SunTrust Bank, N.A.                             2,200,000
     2,300,000    Burke County Development Authority, PCR
                  Oglethorpe Power Corp.
                  Series A
                  1.69%, 01/01/20 (A)
                  Insured: AMBAC
                  SPA: JPMorgan Chase & Co.                            2,300,000
     4,000,000    Burke County Development Authority, PCR
                  Oglethorpe Power Corp. Vogtle
                  1.69%, 01/01/22 (A)
                  Insured: AMBAC
                  SPA: JPMorgan Chase & Co.                            4,000,000
     3,870,000    Clayton County Development Authority, IDR
                  Wilson Holdings, Inc. Project, AMT
                  1.79%, 11/01/13 (A)
                  LOC: SunTrust Bank, N.A.                             3,870,000
    10,000,000    Clayton County Development Authority
                  Special Facilities Revenue
                  Delta Airlines, Series C, AMT
                  1.73%, 05/01/35 (A)
                  LOC: General Electric Capital Corp.                 10,000,000
     7,700,000    Cobb County Housing Authority
                  Multi-Family Housing Revenue
                  Walton Reserve Apartments Project, AMT
                  1.74%, 10/01/35 (A)
                  LOC: SunTrust Bank, N.A.                             7,700,000
     4,700,000    Fayette County Hospital Authority
                  Revenue Anticipation Certificates
                  Fayette Community Hospital Project
                  1.68%, 06/01/26 (A)
                  LOC: SunTrust Bank, N.A.                             4,700,000
     6,400,000    Fulton County Development Authority
                  Woodward Academy, Inc. Project
                  1.68%, 12/01/27 (A)
                  LOC: SunTrust Bank, N.A.                             6,400,000

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  GEORGIA (CONTINUED)

$    6,375,000    Gainesville & Hall County
                  Exempt Facilities Revenue
                  Squirrel Creek Basin, AMT
                  1.75%, 07/01/32 (A)
                  LOC: Wachovia Bank, N.A.                       $     6,375,000
     5,460,000    Georgia State Ports Authority
                  Colonels Island Terminal, AMT
                  1.74%, 10/01/23 (A)
                  LOC: SunTrust Bank, N.A.                             5,460,000
     3,600,000    Monroe County Development Authority, PCR
                  Oglethorpe Power Corp., Series B
                  1.69%, 01/01/20 (A)
                  Insured: AMBAC
                  SPA: JPMorgan Chase  & Co.                           3,600,000
                                                                 ---------------
                                                                      75,345,000
                                                                 ---------------

                  HAWAII - 0.42%

     4,995,000    Honolulu City & County
                  Series 876, GO
                  1.71%, 03/01/11 (A)(B)
                  Insured: MBIA
                  SPA: Merrill Lynch Capital Services                  4,995,000
                                                                 ---------------

                  IDAHO - 0.95%

     4,350,000    Eagle, IDC
                  Camille Beckman Corp. Project, AMT
                  1.94%, 09/01/21 (A)
                  LOC: Wells Fargo Bank, N.A.                          4,350,000
     7,000,000    Idaho Health Facility Authority
                  St. Luke Regional Medical Center Project
                  1.67%, 05/01/22 (A)
                  LOC: Harris Trust & Savings Bank                     7,000,000
                                                                 ---------------
                                                                      11,350,000
                                                                 ---------------

                  ILLINOIS - 13.78%

     5,300,000    Chicago, IDR
                  Flying Food Fare Midway Project, AMT
                  1.75%, 12/01/28 (A)
                  LOC: Harris Trust & Savings Bank                     5,300,000
     4,100,000    Chicago
                  MERLOTS, Series B-24, GO
                  1.72%, 01/01/25 (A)(B)
                  Insured: FSA
                  SPA: Wachovia Bank, N.A.                             4,100,000
     6,850,000    Chicago Enterprise Zone
                  J & A LLC Project, AMT
                  1.79%, 12/01/32 (A)
                  LOC: ABN AMRO Bank N.V.                              6,850,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  ILLINOIS (CONTINUED)

$    8,060,000    Chicago Homestart Program
                  Series A
                  1.77%, 06/01/05 (A)
                  LOC: Harris Trust & Savings Bank
                  LOC: Northern Trust Co.
                  LOC: Bank One, N.A.                            $     8,060,000
     8,000,000    City of Chicago Water System
                  Series 2004-A
                  1.83%, 04/06/05
                  LOC: BNP Paribas                                     8,000,000
     3,125,000    Illinois Finance Authority
                  Community Action Partnership
                  1.70%, 03/01/39 (A)
                  LOC: Citibank, N.A.                                  3,125,000
     3,000,000    Illinois International Port
                  District Revenue
                  1.69%, 01/01/23 (A)
                  LOC: ABN AMRO Bank N.V.                              3,000,000
     3,200,000    Illinois State
                  PUTTERS, Series 563, GO
                  1.71%, 11/01/12 (A)(B)
                  Insured: AMBAC
                  LIQ FAC: JPMorgan Chase & Co.                        3,200,000
     7,105,000    Illinois State
                  Sales Tax Revenue
                  PUTTERS, Series 445
                  1.71%, 12/15/15 (A)(B)
                  Insured: FGIC
                  SPA: JPMorgan Chase & Co.                            7,105,000
     2,865,000    Illinois State
                  Series 2010, GO
                  Designated Termination 04/01/08
                  1.71%, 04/01/21 (A)(B)
                  Insured: FSA
                  SPA: Merrill Lynch Capital Services                  2,865,000
     2,000,000    Illinois State
                  Series 871, GO
                  1.71%, 04/01/10 (A)(B)
                  Insured: FSA
                  SPA: Landesbank Hessen-Thuringen GZ                  2,000,000
    33,300,000    Illinois State Toll Highway Authority
                  Series B
                  1.68%, 01/01/17 (A)
                  Insured: FSA
                  SPA: Landesbank Hessen-Thuringen GZ                 33,300,000
     9,800,000    Illinois, DFA
                  Bradley University Project
                  1.68%, 08/01/32 (A)
                  Insured: FGIC
                  SPA: National City Bank                              9,800,000
     6,500,000    Illinois, DFA
                  Foundation for Safety & Health
                  1.68%, 10/01/17 (A)(B)
                  LOC: ABN AMRO Bank N.V.                              6,500,000

   PAR VALUE                                                         VALUE
   ---------                                                         -----

$    4,610,000    Illinois, DFA, IDR
                  Forty Foot High Realty LLC, AMT
                  1.79%, 12/01/27 (A)
                  LOC: National City Bank                        $     4,610,000
     3,675,000    Illinois, DFA
                  Oak Park Residence Corp. Project
                  1.68%, 07/01/41 (A)
                  LOC: ABN AMRO Bank N.V.                              3,675,000
     3,100,000    Illinois, DFA, PCR
                  Diamond Star Motors Project
                  1.69%, 12/01/08 (A)
                  LOC: KeyBank, N.A.                                   3,100,000
     5,000,000    Illinois, DFA
                  Sinai Community Institute Project
                  1.68%, 03/01/22 (A)
                  LOC: ABN AMRO Bank N.V.                              5,000,000
     5,300,000    Illinois, EFA
                  Beverly Arts Center Chicago
                  1.69%, 10/01/28 (A)
                  LOC: Fifth Third Bank                                5,300,000
    16,560,000    Illinois, EFA
                  Illinois Institute of Technology
                  1.70%, 12/01/35 (A)
                  LOC: Harris Trust & Savings Bank                    16,560,000
     4,700,000    Illinois, EFA
                  St. Xavier University Project
                  Series A
                  1.68%, 10/01/32 (A)
                  LOC: ABN AMRO Bank N.V.                              4,700,000
     7,255,000    Marion Special Service Area No. 2, GO
                  1.73%, 01/01/22 (A)
                  LOC: U.S. Bank, N.A.                                 7,255,000
     6,000,000    Niles Educational Facilities
                  Notre Dame High School Project
                  1.68%, 03/01/31 (A)
                  LOC: ABN AMRO Bank N.V.                              6,000,000
     5,500,000    Northern Cook County
                  Solid Waste Agency Contract
                  Second Lien, Series A
                  1.70%, 05/01/15 (A)
                  LOC: Northern Trust Co.                              5,500,000
                                                                 ---------------
                                                                     164,905,000
                                                                 ---------------

                  INDIANA - 5.74%

     2,725,000    Elkhart County
                  Hubbard Hill Estates, Inc.
                  1.69%, 11/01/21 (A)
                  LOC: Fifth Third Bank                                2,725,000
     5,550,000    Fort Wayne, EDR
                  St. Anne Home & Retirement
                  1.70%, 09/01/23 (A)
                  LOC: Fifth Third Bank                                5,550,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  INDIANA (CONTINUED)

$    2,040,000    Hartford City Industry, EDR
                  Hartford Concrete Products Project, AMT
                  1.76%, 10/01/16 (A)
                  LOC: Fifth Third Bank                          $     2,040,000
     3,260,000    Henry County, EDR
                  YMCA, Inc.
                  1.73%, 02/15/24 (A)
                  LOC: U.S. Bank, N.A.                                 3,260,000
     5,000,000    Indiana Transport Finance Authority
                  Highway Revenue
                  MERLOTS, Series B-18
                  1.74%, 06/01/28 (A)(B)
                  Insured: FGIC
                  SPA: Wachovia Bank, N.A.                             5,000,000
     6,300,000    Sullivan County, PCR
                  Hoosier Energy Rural Electric Coop.
                  Series L-1
                  1.82%, 12/01/04
                  LOC: National Rural Utilities                        6,300,000
     1,300,000    Sullivan County, PCR
                  Hoosier Energy Rural Electric Coop.
                  Series L-2
                  1.82%, 12/01/04
                  LOC: National Rural Utilities                        1,300,000
     8,900,000    Sullivan County, PCR
                  Hoosier Energy Rural Electric Coop.
                  Series L-3
                  1.82%, 12/01/04
                  LOC: National Rural Utilities                        8,900,000
     5,915,000    Sullivan County, PCR
                  Hoosier Energy Rural Electric Coop.
                  Series L-4
                  1.82%, 12/01/04
                  LOC: National Rural Utilities                        5,915,000
     1,600,000    Sullivan County, PCR
                  Hoosier Energy Rural Electric Coop.
                  Series L-5
                  1.82%, 12/01/04
                  LOC: National Rural Utilities                        1,600,000
    15,300,000    Sullivan County, PCR
                  Hoosier Energy Rural Electric Coop.
                  Series L-5
                  1.80%, 12/08/04
                  LOC: National Rural Utilities                       15,300,000
    10,800,000    Sullivan County, PCR
                  Hoosier Energy Rural Electric Coop.
                  Series L-6
                  1.82%, 12/01/04
                  LOC: National Rural Utilities                       10,800,000
                                                                 ---------------
                                                                      68,690,000
                                                                 ---------------

                  IOWA - 2.18%

     5,925,000    Iowa Finance Authority, IDR
                  Ramsgate Corp. Project, AMT
                  1.78%, 12/01/22 (A)
                  LOC: U.S. Bank, N.A.                                 5,925,000

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  IOWA (CONTINUED)

$    1,495,000    Iowa Higher Education Loan Authority
                  Private College Facilities
                  American Institute of Business Project
                  1.79%, 11/01/13 (A)
                  LOC: Wells Fargo Bank, N.A.                    $     1,495,000
     1,300,000    Iowa Higher Education Loan Authority
                  Private College Facilities
                  Wartburg Theological Seminary Project
                  1.72%, 03/01/30 (A)
                  LOC: Northern Trust Co.                              1,300,000
     6,675,000    Linn County, IDR
                  Highway Equipment Co. Project, AMT
                  1.73%, 07/01/22 (A)
                  LOC: Wells Fargo Bank, N.A.                          6,675,000
     5,100,000    Linn County, IDR
                  Swiss Valley Farms Co. Project, AMT
                  1.79%, 05/01/21 (A)
                  LOC: Wells Fargo Bank, N.A.                          5,100,000
     5,600,000    Linn County
                  YMCA Greater Cedar Rapids
                  1.79%, 12/01/10 (A)
                  LOC: Wells Fargo Bank, N.A.                          5,600,000
                                                                 ---------------
                                                                      26,095,000
                                                                 ---------------

                  KANSAS - 0.75%

     9,000,000    University of Kansas
                  Hospital Authority
                  Health Facilities Revenue
                  KU Health System
                  1.67%, 09/01/34 (A)
                  LOC: Harris Trust & Savings Bank                     9,000,000
                                                                 ---------------

                  KENTUCKY - 3.98%

    24,175,000    Fort Mitchell, League of Cities
                  Funding Trust Lease Program
                  Series A
                  1.69%, 10/01/32 (A)
                  LOC: U.S. Bank, N.A.                                24,175,000
     4,500,000    Kentucky, EDFA
                  Health Facilities Revenue
                  Baptist Convalescent Center
                  1.77%, 12/01/19 (A)
                  LOC: Fifth Third Bank                                4,500,000
     8,705,000    Louisville & Jefferson County Airport
                  (Roaring Fork Municipal Products LLC
                  Series 2003-14), AMT
                  1.82%, 07/01/17 (A)(B)
                  Insured: FSA
                  SPA: Bank of New York                                8,705,000
     1,535,000    Pioneer Village
                  Industrial Building Revenue
                  Little Flock Baptist
                  Series A
                  1.69%, 08/01/23 (A)
                  LOC: Fifth Third Bank                                1,535,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  KENTUCKY (CONTINUED)

$    8,750,000    Shelby County
                  Lease Revenue
                  Series A
                  1.68%, 09/01/34 (A)
                  LOC: U.S. Bank, N.A.                           $     8,750,000
                                                                 ---------------
                                                                      47,665,000
                                                                 ---------------

                  LOUISIANA - 1.50%

    18,000,000    St. James Parish, PCR
                  Texaco Project, Series A
                  1.88%, 02/10/05                                     18,000,000
                                                                 ---------------

                  MAINE - 0.86%

    10,200,000    Maine, BAN, GO
                  3.00%, 06/23/05                                     10,278,511
                                                                 ---------------

                  MARYLAND - 1.02%

    12,220,000    Maryland State
                  Community Development Administration
                  Department of Housing & Community
                  Development, Series E, AMT
                  Mandatory Tender 12/21/04
                  1.25%, 03/01/32                                     12,220,000
                                                                 ---------------

                  MASSACHUSETTS - 1.34%

     6,000,000    Weymouth, BAN, GO
                  3.00%, 03/10/05                                      6,019,096
    10,000,000    Winchester, BAN, GO
                  3.00%, 07/01/05                                     10,079,442
                                                                 ---------------
                                                                      16,098,538
                                                                 ---------------

                  MICHIGAN - 2.50%

     4,000,000    Grand Rapids Public Schools
                  School Building & Site, GO
                  1.69%, 05/01/23 (A)
                  LOC: Fifth Third Bank                                4,000,000
    10,035,000    Michigan Higher Education
                  Student Loan Authority
                  (Roaring Fork Municipal Products LLC
                  Class A, Series 2003-11), AMT
                  1.82%, 03/01/24 (A)(B)
                  Insured: AMBAC
                  SPA: Bank of New York                               10,035,000
     3,000,000    Michigan Higher Education Facilities Authority
                  Hope College, Limited Obligation Revenue
                  1.71%, 04/01/34 (A)
                  LOC: JPMorgan Chase & Co.                            3,000,000
     5,000,000    Michigan State Building Authority
                  MERLOTS, Series B-10
                  1.74%, 10/15/29 (A)(B)
                  Insured: MBIA
                  SPA: Wachovia Bank, N.A.                             5,000,000

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  MICHIGAN (CONTINUED)

     1,000,000    Michigan State Strategic Fund
                  Limited Obligation Revenue
                  RS Development LLC Project, AMT
                  1.76%, 08/01/23 (A)
                  LOC: Fifth Third Bank                                1,000,000
     6,870,000    Oakland County
                  Economic Development Corp.
                  Limited Obligation Revenue
                  Academy of The Sacred Heart
                  1.71%, 12/01/32 (A)
                  LOC: Allied Irish Bank Plc                           6,870,000
                                                                 ---------------
                                                                      29,905,000
                                                                 ---------------

                  MINNESOTA - 1.15%

     8,780,000    Cohasset
                  Minnesota Power & Light Co. Project
                  Series A
                  1.67%, 06/01/20 (A)
                  LOC: ABN AMRO Bank N.V.                              8,780,000
     4,940,000    Springfield, IDR
                  Ochs Brick Co. Project, AMT
                  1.80%, 05/01/16 (A)(B)
                  LOC:  Wells Fargo Bank, N.A.                         4,940,000
                                                                 ---------------
                                                                      13,720,000
                                                                 ---------------

                  MISSISSIPPI - 0.10%

     1,150,000    Jackson County, PCR
                  Chevron USA, Inc. Project
                  1.68%, 06/01/23 (A)                                  1,150,000
                                                                 ---------------

                  MISSOURI - 0.87%

     7,160,000    Missouri, HEFA
                  Baptist College
                  1.72%, 11/15/22 (A)
                  LOC: U.S. Bank, N.A.                                 7,160,000
     3,200,000    Missouri, HEFA
                  Bethesda Health Group, Inc.
                  1.72%, 08/01/34 (A)
                  LOC: U.S. Bank, N.A.                                 3,200,000
                                                                 ---------------
                                                                      10,360,000
                                                                 ---------------

                  MONTANA - 0.37%

     4,385,000    Forsyth, PCR
                  Pacificorp Project
                  1.74%, 01/01/18 (A)
                  LOC: BNP Paribas                                     4,385,000
                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  NEBRASKA - 0.54%

$    1,500,000    Lancaster County Hospital Authority
                  No. 1 Hospital Revenue
                  Bryanlgh Medical Center Project
                  1.67%, 06/01/18 (A)
                  Insured: AMBAC
                  SPA: U.S. Bank, N.A.                           $     1,500,000
     5,000,000    Nebraska Educational Finance Authority
                  Creighton University Project
                  1.67%, 03/01/33 (A)
                  Insured: AMBAC
                  SPA: U.S. Bank, N.A.                                 5,000,000
                                                                 ---------------
                                                                       6,500,000
                                                                 ---------------

                  NEVADA - 0.83%

    10,000,000    Carson City
                  Carson-Tahoe Hospital Project
                  Series B
                  1.67%, 09/01/33 (A)
                  LOC: U.S. Bank, N.A.                                10,000,000
                                                                 ---------------

                  NEW HAMPSHIRE - 0.82%

     9,800,000    New Hampshire State Business
                  Finance Authority
                  Valley Regional Hospital
                  1.67%, 04/01/28 (A)
                  LOC: Bank of New York                                9,800,000
                                                                 ---------------

                  NEW MEXICO - 2.95%

    19,835,000    New Mexico Finance Authority
                  State Transportation Revenue
                  Series 2194
                  1.71%, 12/15/11 (A)(B)
                  Insured: MBIA
                  SPA: Merrill Lynch Capital Services                 19,835,000
    15,500,000    New Mexico Finance Authority
                  State Transportation Revenue
                  Series 435
                  1.71%, 12/15/11 (A)(B)
                  Insured: MBIA
                  SPA: JPMorgan Chase & Co.                           15,500,000
                                                                 ---------------
                                                                      35,335,000
                                                                 ---------------

                  NEW YORK - 1.67%

    20,000,000    New York City Municipal Water
                  Series 5-B
                  1.85%, 02/03/05
                  LOC: Bayerische Landesbank
                  LOC: Westdeutsche Landesbank                        20,000,000
                                                                 ---------------

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  NORTH CAROLINA - 2.11%

$    2,400,000    Lincoln County Industrial Facilities &
                  Pollution Control Financing Authority
                  HOF Textiles, Inc. Project, AMT
                  1.78%, 10/01/11 (A)
                  LOC: Landesbank Hessen-Thuringen GZ            $     2,400,000
     7,382,000    North Carolina Capital Facilities
                  Finance Agency
                  Duke University Issue
                  Series A-1
                  1.76%, 12/08/04                                      7,382,000
    10,000,000    North Carolina Medical Care Commission
                  Health Care Facilities Revenue
                  Well Spring Retirement Community
                  Series C
                  1.70%, 01/01/21 (A)
                  LOC: Allied Irish Bank Plc                          10,000,000
     5,440,000    North Carolina State
                  Series 2115, GO
                  1.71%, 03/01/12 (A)(B)
                  SPA: Merrill Lynch Capital Services                  5,440,000
                                                                 ---------------
                                                                      25,222,000
                                                                 ---------------

                  OHIO - 2.27%

    10,000,000    Akron Bath Copley Ohio
                  Joint Township Hospital District
                  Summa Health System
                  Series B
                  1.69%, 11/01/34 (A)
                  LOC: JPMorgan Chase & Co.                           10,000,000
     2,100,000    Cuyahoga County
                  Cleveland Health Clinic
                  Series B-1
                  1.68%, 01/01/35 (A)
                  LOC: JPMorgan Chase & Co.                            2,100,000
     4,700,000    Cuyahoga County Health Care Facilities
                  McGregor Amasa Stone
                  1.70%, 01/01/32 (A)
                  LOC: KeyBank, N.A.                                   4,700,000
     1,225,000    Indian Hill, EDR
                  Cincinnati Country Day School
                  1.77%, 05/01/19 (A)
                  LOC: Fifth Third Bank                                1,225,000
     4,500,000    Ohio State, PCR
                  Air Quality Development Authority
                  Timken Co.
                  1.67%, 06/01/33 (A)
                  LOC: KeyBank, N.A.                                   4,500,000
     4,585,000    Ohio State, PCR
                  Water Development Authority
                  PUTTERS, Series 558
                  1.71%, 05/01/12 (A)(B)
                  Insured: AMBAC
                  LIQ FAC: JPMorgan Chase & Co.                        4,585,000
                                                                 ---------------
                                                                      27,110,000
                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  OKLAHOMA - 1.14%

$    6,100,000    Oklahoma, DFA
                  Hospital Revenue
                  Deaconess Health Care
                  Series A
                  1.82%, 10/01/20 (A)
                  LOC: KBC Bank, N.V,                            $     6,100,000
     7,500,000    Optima Municipal Authority
                  Industrial Revenue
                  Seaboard Project, AMT
                  1.74%, 09/01/23 (A)
                  LOC: SunTrust Bank, N.A.                             7,500,000
                                                                 ---------------
                                                                      13,600,000
                                                                 ---------------

                  OREGON - 1.87%

     2,990,000    Oregon State Health Housing
                  Educational & Cultural Facilities Authority
                  Quatama Crossing Housing Project
                  1.73%, 01/01/31 (A)
                  LOC: U.S. Bank, N.A.                                 2,990,000
    11,500,000    Oregon State Housing & Community Services
                  Department Mortgage Revenue
                  Single Family Mortgage Program
                  Series D
                  Mandatory Tender 05/05/05
                  1.16%, 07/01/24                                     11,500,000
     7,870,000    Port of Portland Airport Revenue
                  Portland International Airport
                  (Roaring Fork Municipal Products LLC
                  Class A, Series 2003-12), AMT
                  1.82%, 07/01/15 (A)(B)
                  Insured: FGIC
                  SPA: Bank of New York                                7,870,000
                                                                 ---------------
                                                                      22,360,000
                                                                 ---------------

                  PENNSYLVANIA - 2.79%

     5,000,000    Chester County, IDA
                  Student Housing Revenue
                  University Student Housing LLC Project
                  1.72%, 08/01/35 (A)
                  LOC: Citizens Bank                                   5,000,000
    21,000,000    Emmaus General Authority
                  Series D-23
                  1.70%, 03/01/24 (A)
                  LOC: Depfa Bank Plc                                 21,000,000
     5,340,000    Moon, IDA
                  Commercial Development
                  One Thorn Run Center Project
                  Series A, AMT
                  1.79%, 11/01/15 (A)
                  LOC: National City Bank                              5,340,000
     2,000,000    Pennsylvania State
                  MERLOTS, Series B-15, GO
                  1.74%, 05/01/21 (A)(B)
                  Insured: FSA
                  SPA: Wachovia Bank, N.A.                             2,000,000
                                                                 ---------------
                                                                      33,340,000
                                                                 ---------------

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  SOUTH CAROLINA - 3.95%

$   20,000,000    Richland County School, District No. 001
                  (ABN AMRO Munitops Certificates Trust
                  Series 2003-29), GO
                  1.71%, 03/01/11 (A)(B)
                  Insured: FSA
                  SPA: ABN AMRO Bank N.V.                        $    20,000,000
     6,300,000    South Carolina Jobs, EDA, EDR
                  Conco Medical Products Project, AMT
                  1.78%, 09/01/10 (A)
                  LOC: Bayerische Hypotheken-und
                  Vereinsbank AG                                       6,300,000
     5,000,000    South Carolina Jobs, EDA, EDR
                  Paxar Corp Project, AMT
                  1.74%, 05/01/11 (A)
                  LOC: Wachovia Bank, N.A.                             5,000,000
     5,000,000    South Carolina Jobs, EDA, EDR
                  South Atlantic Canners Project, AMT
                  1.75%, 12/01/21 (A)
                  LOC: Wachovia Bank, N.A.                             5,000,000
     5,000,000    South Carolina Jobs, EDA, EDR
                  Waste Management South Carolina, AMT
                  1.74%, 07/01/24 (A)
                  LOC: Wachovia Bank, N.A.                             5,000,000
     6,000,000    South Carolina State Housing
                  Finance & Development Authority
                  Multi-Family Revenue, Rental Housing
                  Spring Grove Project, AMT
                  1.74%, 12/01/34 (A)
                  LOC: SunTrust Bank, N.A.                             6,000,000
                                                                 ---------------
                                                                      47,300,000
                                                                 ---------------

                  TENNESSEE - 1.24%

     3,200,000    Chattanooga, HEFB
                  Educational Facilities Revenue
                  McCallie School Project
                  1.68%, 12/01/23 (A)
                  LOC: SunTrust Bank, N.A.                             3,200,000
     4,000,000    Greenville, IDB
                  Warehouse Services LLC, AMT
                  1.79%, 05/01/18 (A)
                  LOC: SunTrust Bank, N.A.                             4,000,000
     7,675,000    Metropolitan Government
                  Nashville & Davidson County, HEFB
                  Ensworth School Project
                  1.68%, 12/01/27 (A)
                  LOC: SunTrust Bank, N.A.                             7,675,000
                                                                 ---------------
                                                                      14,875,000
                                                                 ---------------

                  TEXAS - 12.87%

     5,425,000    AMES Higher Education Facilities Corp.
                  St. Gabriels School Project
                  1.74%, 12/01/33 (A)
                  LOC: Allied Irish Bank Plc                           5,425,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  TEXAS (CONTINUED)

$    7,200,000    Brazos River Authority, PCR
                  AMT, Series D-1
                  1.75%, 05/01/33 (A)
                  LOC: Credit Suisse First Boston                $     7,200,000
     3,542,000    Brazos River Authority, PCR
                  AMT, Series D-2
                  1.75%, 05/01/33 (A)
                  LOC: JPMorgan Chase & Co.                            3,542,000
    14,500,000    Brownsville Utility System
                  Series A
                  1.83%, 01/11/05
                  LOC: State Street Bank & Trust                      14,500,000
    13,000,000    Brownsville Utility System
                  Series B
                  Mandatory Tender 02/03/05
                  1.80%, 09/01/25
                  Insured: MBIA
                  SPA: State Street Bank & Trust                      13,000,000
    11,710,000    Guadalupe-Blanco River Authority
                  Texas Contract Revenue
                  MERLOTS, Series 2
                  1.74%, 04/15/27 (A)(B)
                  Insured: MBIA
                  SPA: Wachovia Bank, N.A.                            11,710,000
     2,720,000    Harlandale Independent School District
                  PUTTERS, Series 524, GO
                  1.71%, 08/15/12 (A)(B)
                  Insured: PSF-GTD
                  LIQ FAC: JPMorgan Chase & Co.                        2,720,000
    12,145,000    Houston Utility System Revenue
                  MERLOTS, Series B-17
                  1.74%, 05/15/27 (A)(B)
                  Insured: MBIA
                  SPA: Wachovia Bank, N.A.                            12,145,000
     9,335,000    Houston, Series 450
                  1.71%, 03/01/12 (A)(B)
                  Insured: MBIA
                  Credit Support: JPMorgan Chase & Co.                 9,335,000
     5,000,000    Kaufman County Fresh
                  Water Supply District No. 1-C, GO
                  Mandatory Tender 12/01/04
                  1.24%, 12/01/33
                  LOC: JPMorgan Chase & Co.                            5,000,000
     8,000,000    North Central Health
                  Methodist Hospital of Dallas
                  Series 1998
                  1.76%, 12/03/04
                  Insured: AMBAC
                  SPA: Dexia Credit Local de France                    8,000,000
    13,000,000    North Central Health
                  Methodist Hospital of Dallas
                  Series 1998
                  1.76%, 12/06/04
                  Insured: AMBAC
                  SPA: Dexia Credit Local de France                   13,000,000
    35,000,000    Texas State, TRAN
                  3.00%, 08/31/05                                     35,358,674

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  TEXAS (CONTINUED)

$   13,000,000    University of Texas
                  1.83%, 02/08/05                                $    13,000,000
                                                                 ---------------
                                                                     153,935,674
                                                                 ---------------

                  UTAH - 2.06%

    12,100,000    Emery County, PCR
                  Pacificorp Project
                  1.68%, 07/01/15 (A)
                  LOC: BNP Paribas                                    12,100,000
     7,300,000    Intermountain Power Agency
                  Power Supply Revenue
                  Series F
                  Optional Put 06/01/05
                  2.02%, 07/01/18
                  Insured: AMBAC
                  SPA: Landesbank Hessen-Thuringen GZ                  7,300,000
     2,570,000    St. George, IDR
                  Bluff Cove Resort LLC Project
                  1.77%, 08/01/11 (A)
                  LOC: JPMorgan Chase & Co.                            2,570,000
     2,630,000    Weber County Housing Authority
                  Multi-Family Revenue
                  Cherry Creek Apartment
                  1.75%, 11/01/18 (A)
                  LOC: JPMorgan Chase & Co.                            2,630,000
                                                                 ---------------
                                                                      24,600,000
                                                                 ---------------

                  VERMONT - 2.28%

    13,270,000    Vermont Educational & Health Buildings
                  Financing Agency
                  North County Hospital
                  Series A
                  1.67%, 10/01/32 (A)
                  LOC: SunTrust Bank, N.A.                            13,270,000
     6,460,000    Vermont Educational & Health Buildings
                  Financing Agency
                  Northwestern Project
                  Series A
                  1.67%, 09/01/31 (A)
                  LOC: ABN AMRO Bank N.V.                              6,460,000
     7,560,000    Vermont Educational & Health Buildings
                  Financing Agency
                  Springfield Hospital
                  Series A
                  1.67%, 09/01/31 (A)
                  LOC: ABN AMRO Bank N.V.                              7,560,000
                                                                 ---------------
                                                                      27,290,000
                                                                 ---------------

                  WASHINGTON - 2.36%

     4,500,000    Port Tacoma
                  MERLOTS, Series C-01
                  1.74%, 12/01/21 (A)(B)
                  Insured: AMBAC
                  SPA: Wachovia Bank, N.A.                             4,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  WASHINGTON (CONTINUED)

$    4,400,000    Washington State
                  MERLOTS, Series B-22, GO
                  1.72%, 07/01/24 (A)(B)
                  Insured: FSA
                  SPA: Wachovia Bank, N.A.                       $    4,400,000
     7,340,000    Washington State
                  Series 2095, GO
                  1.71%, 01/01/12 (A)(B)
                  Insured: AMBAC
                  SPA: Merrill Lynch Capital Services                 7,340,000
     4,200,000    Washington State, EDFA
                  RMI Investors LLC Project
                  Series F, AMT
                  1.79%, 08/01/26 (A)
                  LOC: Wells Fargo Bank, N.A.                         4,200,000
     3,700,000    Washington State, HFC
                  Multi-Family Housing Revenue
                  Olympic Place Apartments Project
                  Series A, AMT
                  1.75%, 11/01/36 (A)
                  LOC: U.S. Bank, N.A.                                3,700,000
     4,075,000    Washington State, HFC
                  Non-Profit Revenue
                  Tacoma Art Museum Project
                  1.72%, 06/01/32 (A)
                  LOC: Northern Trust Co.                             4,075,000
                                                                 --------------
                                                                     28,215,000
                                                                 --------------

                  WEST VIRGINIA - 0.01%

        70,000    West Virginia State
                  Hospital Finance Authority
                  Pallotine Health
                  Series A-1
                  1.70%, 10/01/33 (A)
                  LOC: JPMorgan Chase & Co.                              70,000
                                                                 --------------

                  WISCONSIN - 2.68%

    24,000,000    Madison Metropolitan School
                  District, TRAN
                  3.00%, 09/09/05                                    24,255,407
     3,460,000    Wisconsin State
                  Series 2076, GO
                  1.71%, 05/01/10 (A)(B)
                  Insured: FSA
                  SPA: Merrill Lynch Capital Services                 3,460,000
     3,250,000    Wisconsin State, HEFA
                  Mequon Jewish Project
                  1.71%, 07/01/28 (A)
                  LOC: JPMorgan Chase & Co.                           3,250,000
     1,100,000    Wisconsin State, HEFA
                  Wisconsin Lutheran College Project
                  1.72%, 06/01/33 (A)
                  LOC: U.S. Bank, N.A.                                1,100,000
                                                                 --------------
                                                                     32,065,407
                                                                 --------------
                  TOTAL MUNICIPAL SECURITIES                      1,199,235,130
                  (Cost $1,199,235,130)                          --------------

     SHARES                                                          VALUE
   ---------                                                         -----

INVESTMENT COMPANY - 0.24%
     2,810,794    Blackrock MuniCash Portfolio
                  Institutional Shares
                  1.51% (C)                                      $    2,810,794
                                                                 --------------
                  TOTAL INVESTMENT COMPANY                            2,810,794
                  (Cost $2,810,794)                              --------------

TOTAL INVESTMENTS - 100.47%                                       1,202,045,924
(Cost $1,202,045,924)*

NET OTHER ASSETS AND LIABILITIES - (0.47)%                           (5,578,467)
                                                                 --------------
NET ASSETS - 100.00%                                             $1,196,467,457
                                                                 ==============

----------
*        Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of November 30, 2004.
(B) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of November 30, 2004, these securities amounted to $210,555,000 or 17.60% of net assets. These securities are deemed to be liquid.
(C)      Reflects seven-day yield as of November 30, 2004.
AMBAC    Ambac Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN      Bond Anticipation Note
DFA      Development Finance Authority
EDA      Economic Development Authority
EDFA     Economic Development Finance Authority
EDR      Economic Development Revenue
EFA      Education Facilities Authority
FGIC     Financial Guaranty Insurance Co.
FSA      Financial Security Assurance, Inc.
GO       General Obligations
HEFA     Health and Educational Facilities Authority
HEFB     Health and Educational Facilities Board
HFC      Housing Finance Commission
IDA      Industrial Development Authority
IDB      Industrial Development Board
IDC      Industrial Development Corp.
IDR      Industrial Development Revenue
LIQ FAC  Liquidity Facility
LOC      Letter of Credit
MBIA     MBIA Insurance Corp.
PCR      Pollution Control Revenue
PSF-GTD  Permanent School Fund Guaranteed
SPA      Stand-by Purchase Agreement
TRAN     Tax and Revenue Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                         VALUE
   ---------                                                         -----

MUNICIPAL SECURITIES - 99.21%

                  CONNECTICUT - 78.33%

$    2,920,000    Connecticut State
                  Series 1432, GO
                  1.68%, 04/01/12 (A)(B)
                  Credit Support: FGIC
                  LIQ FAC: JPMorgan Chase & Co.                  $     2,920,000
     1,990,000    Connecticut State
                  Series 1588, GO
                  1.68%, 10/15/10 (A)(B)
                  Credit Support: FSA
                  SPA: Merrill Lynch Capital Services                  1,990,000
     3,000,000    Connecticut State
                  Series D, GO
                  5.00%, 08/01/05
                  Insured: FSA                                         3,059,823
     7,800,000    Connecticut State Development Authority
                  Health Care Revenue Corp.
                  for Independent Living Project
                  Series 1990
                  1.65%, 07/01/15 (A)
                  LOC: JPMorgan Chase & Co.                            7,800,000
     2,600,000    Connecticut State Development Authority, PCR
                  Central Vermont Public Service
                  1.85%, 12/01/15 (A)
                  LOC: Citizens Bank                                   2,600,000
     6,000,000    Connecticut State Development Authority
                  Solid Waste, Rand/Whitney Project, AMT
                  1.70%, 08/01/23 (A)
                  LOC: Bank of Montreal                                6,000,000
     1,250,000    Connecticut State Development Authority
                  Water Facility Revenue
                  Connecticut Water Co. Project
                  Series A, AMT
                  1.73%, 07/01/28 (A)
                  LOC: Citizens Bank                                   1,250,000
     1,125,000    Connecticut State Development Authority
                  Water Facility Revenue
                  Connecticut Water Co. Project
                  Series B
                  1.68%, 09/01/28 (A)
                  LOC: Citizens Bank                                   1,125,000
     1,985,000    Connecticut State Municipal
                  Electric Energy Coop.
                  Power Supply System Revenue
                  Series A
                  5.00%, 01/01/05
                  Insured: MBIA                                        1,990,195
     3,345,000    Connecticut State Special Assignment
                  Second Injury Fund Revenue
                  Series A
                  5.50%, 01/01/05
                  Insured: AMBAC                                       3,356,671

   PAR VALUE                                                         VALUE
   ---------                                                         -----
                  CONNECTICUT (CONTINUED)

$    1,000,000    Connecticut State Special Tax
                  Obligation Revenue
                  Series 966
                  1.68%, 10/01/09 (A)(B)
                  Credit Support: FSA
                  SPA: Merrill Lynch Capital Services            $     1,000,000
     7,000,000    Connecticut State Special Tax
                  Obligation Revenue
                  Transportation Infrastructure
                  Series 1
                  1.70%, 09/01/20 (A)
                  Credit Support: FGIC
                  SPA: Dexia Credit Local de France                    7,000,000
     6,980,000    Connecticut State, HEFA
                  Ascension Health Credit
                  Series B
                  1.64%, 11/15/29 (A)                                  6,980,000
     7,045,000    Connecticut State, HEFA
                  Covenant Retirement
                  Series A
                  1.62%, 12/01/29 (A)
                  LOC: ABN AMRO Bank N.V.                              7,045,000
     2,000,000    Connecticut State, HEFA
                  Hospital of St. Raphael
                  Series K
                  1.65%, 07/01/22 (A)
                  LOC: KBC Bank N.V.                                   2,000,000
     1,900,000    Connecticut State, HEFA
                  Hotchkiss School
                  Series A
                  1.64%, 07/01/30 (A)
                  SPA: Northern Trust Co.                              1,900,000
     7,000,000    Connecticut State, HEFA
                  Middlesex Hospital
                  Series K
                  1.66%, 07/01/27 (A)
                  LOC: Wachovia Bank, N.A.                             7,000,000
     2,500,000    Connecticut State, HEFA
                  St. Francis Hospital & Medical Center
                  Series 905
                  2.20%, 08/12/19 (A)(B)
                  Credit Support: FGIC
                  SPA: Merrill Lynch Capital Services                  2,500,000
     1,500,000    Connecticut State, HEFA
                  Summerwood University Park
                  Series A
                  1.65%, 07/01/30 (A)
                  LOC: ABN AMRO Bank N.V.                              1,500,000
     9,200,000    Connecticut State, HEFA
                  Taft School
                  Series E
                  1.73%, 07/01/30 (A)
                  LOC: Wachovia Bank, N.A.                             9,200,000
     3,105,000    Connecticut State, HEFA
                  United Methodist Home
                  Series A
                  1.66%, 07/01/31 (A)
                  LOC: Wachovia Bank, N.A.                             3,105,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                         VALUE
   ---------                                                         -----
                  CONNECTICUT (CONTINUED)

$    8,000,000    Connecticut State, HEFA
                  University of Hartford
                  Series F
                  1.66%, 07/01/34 (A)
                  LOC: Citizens Bank                             $     8,000,000
     7,600,000    Connecticut State, HEFA
                  Yale University
                  Series S-2
                  1.80%, 02/04/05                                      7,600,000
    12,300,000    Connecticut State, HFA
                  Housing Mortgage Finance Program
                  Series B-3, AMT
                  1.63%, 11/15/31 (A)
                  Credit Support: AMBAC
                  SPA: FHLB                                           12,300,000
     7,000,000    Connecticut State, HFA
                  Housing Mortgage Finance Program
                  Series B-3, AMT
                  1.68%, 05/15/33 (A)
                  Credit Support: AMBAC
                  SPA: FHLB                                            7,000,000
    17,130,000    Connecticut State, HFA
                  Housing Mortgage Finance Program
                  Series F-2, AMT
                  1.20%, 12/22/04                                     17,130,000
    15,400,000    Farmington, BAN, GO
                  1.75%, 04/15/05                                     15,434,015
     1,500,000    Madison, BAN, GO
                  2.00%, 03/17/05                                      1,500,542
     2,430,000    Meriden, GO
                  3.00%, 08/01/05
                  Insured: MBIA                                        2,452,849
     8,000,000    New Haven (City of)
                  Series 02-A
                  1.83%, 02/03/05
                  LOC: Landesbank Hessen-Thuringen GZ                  8,000,000
     1,400,000    New Milford, BAN, GO
                  3.00%, 08/09/05                                      1,409,981
     1,000,000    North Caanan Housing Authority
                  Geer Woods Project
                  1.66%, 08/01/31 (A)
                  LOC: Wachovia Bank, N.A.                             1,000,000
    10,000,000    Shelton, BAN
                  2.00%, 01/19/05                                     10,003,879
     2,300,000    South Central Connecticut, RWA
                  18th Series, Series B
                  1.65%, 08/01/32 (A)
                  Credit Support: MBIA
                  SPA: JPMorgan Chase & Co.                            2,300,000
                                                                 ---------------
                                                                     175,452,955
                                                                 ---------------

                  FLORIDA - 0.67%

     1,500,000    Pinellas County
                  Health Facilities Authority Revenue
                  Hospital Facilities, Bayfront Projects
                  1.69%, 07/01/34 (A)
                  LOC: SunTrust Bank, N.A.                             1,500,000
                                                                 ---------------

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  IDAHO - 0.93%

$    2,085,000    Idaho Housing & Finance Association
                  Housing Revenue
                  Balmoral Apartments Project, AMT
                  1.77%, 05/01/32 (A)
                  LOC: U.S. Bank, N.A.                           $     2,085,000
                                                                 ---------------

                  ILLINOIS - 3.12%

     2,850,000    Chicago Enterprise Zone
                  Gardner-Gibson Project, AMT
                  1.74%, 07/01/33 (A)
                  LOC: Harris Trust & Savings Bank                     2,850,000
     1,300,000    Illinois
                  Development Finance Authority Revenue
                  YMCA Metropolitan Chicago Project
                  1.67%, 06/01/29 (A)
                  LOC: Harris Trust & Savings Bank                     1,300,000
     1,450,000    Morton, IDR
                  Morton Welding Co. Inc., Project, AMT
                  1.79%, 08/01/32 (A)
                  LOC: National City Bank                              1,450,000
     1,380,000    Rockford, IDR
                  Ring Can Corp. Project, AMT
                  1.74%, 03/01/08 (A)(B)
                  LOC: SunTrust Bank, N.A.                             1,380,000
                                                                 ---------------
                                                                       6,980,000
                                                                 ---------------

                  INDIANA - 1.00%

     2,250,000    Elkhart, IDR
                  Kibbechem Inc. Project, AMT
                  1.79%, 06/01/27 (A)(B)
                  LOC: National City Bank                              2,250,000
                                                                 ---------------

                  MICHIGAN - 0.58%

     1,300,000    Michigan State Strategic Fund, Ltd.
                  Obligation Revenue
                  Pioneer Laboratories, Inc. Project, AMT
                  1.73%, 09/01/12 (A)
                  LOC: JPMorgan Chase & Co.                            1,300,000
                                                                 ---------------

                  MINNESOTA - 1.67%

     2,235,000    Minneapolis
                  Multi-Family Revenue
                  Driftwood Apartments Project
                  Series A, AMT
                  1.78%, 10/01/24 (A)
                  LOC: U.S. Bank, N.A.                                 2,235,000
     1,500,000    Montrose, IDR
                  Lyman Lumber Co. Project, AMT
                  1.77%, 05/01/26 (A)
                  LOC: U.S. Bank, N.A.                                 1,500,000
                                                                 ---------------
                                                                       3,735,000
                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  NEVADA - 1.25%

$    2,800,000    Clark County
                  Airport Revenue
                  Series A, AMT
                  1.70%, 07/01/36 (A)
                  Insured: FGIC
                  SPA: Landesbank Baden-Wuerttemberg             $     2,800,000
                                                                 ---------------

                  NEW MEXICO - 0.54%

     1,200,000    Farmington, PCR
                  Arizona Public Service Co.
                  Series B
                  1.68%, 09/01/24 (A)
                  LOC: Barclays Bank Plc                               1,200,000
                                                                 ---------------

                  NORTH CAROLINA - 0.68%

     1,515,000    Gaston County Industrial Facilities
                  H & W Systems Corp Project, AMT
                  1.70%, 01/01/16 (A)
                  LOC: Fifth Third Bank                                1,515,000
                                                                 ---------------

                  OKLAHOMA - 0.62%

     1,400,000    Oklahoma State Industrial Authority
                  Integris Baptist Medical Center, Series B
                  1.68%, 08/15/29 (A)
                  Insured: MBIA
                  SPA: JPMorgan Chase & Co.                            1,400,000
                                                                 ---------------

                  OREGON - 1.61%

     1,400,000    Oregon State, EDR
                  Special Newsprint Co. Project
                  Series 202, AMT
                  1.72%, 04/01/26 (A)
                  LOC: Toronto-Dominion Bank                           1,400,000
     2,200,000    Oregon State, EDR
                  Special Newsprint Co. Project
                  Series 203, AMT
                  1.72%, 12/01/26 (A)
                  LOC: Toronto-Dominion Bank                           2,200,000
                                                                 ---------------
                                                                       3,600,000
                                                                 ---------------

                  PUERTO RICO - 5.99%

     8,000,000    Puerto Rico Commonwealth
                  Highway & Transportation Authority
                  Series A
                  1.63%, 07/01/28 (A)
                  Credit Support: AMBAC
                  SPA: Bank of Nova Scotia                         8,000,000

   PAR VALUE                                                         VALUE
   ---------                                                         -----

                  PUERTO RICO (CONTINUED)

$    2,500,000    Puerto Rico Commonwealth
                  Series 1138R, GO
                  1.67%, 01/01/07 (A)(B)
                  Credit Support: MBIA
                  SPA: Merrill Lynch Capital Services            $     2,500,000
     2,920,000    Puerto Rico Commonwealth
                  Series 620, GO
                  1.67%, 01/01/13 (A)(B)
                  Credit Support: MBIA
                  SPA: Merrill Lynch Capital Services                  2,920,000
                                                                 ---------------
                                                                      13,420,000
                                                                 ---------------

                  SOUTH CAROLINA - 0.63%

     1,410,000    South Carolina State Housing
                  Finance & Development Authority
                  Multi-Family Revenue, Rental Housing
                  Spring Grove Project, AMT
                  1.74%, 12/01/34 (A)
                  LOC: SunTrust Bank, N.A.                             1,410,000
                                                                 ---------------

                  TEXAS - 0.68%

     1,520,000    Bell County, HFDC
                  Scott & White Memorial Hospital
                  Series 2001-2
                  1.68%, 08/15/31 (A)
                  Insured: MBIA
                  SPA: Westdeutsche Landesbank                         1,520,000
                                                                 ---------------

                  WASHINGTON - 0.89%

     2,000,000    Washington State, HCFA
                  Providence Services
                  Series A
                  1.68%, 12/01/30 (A)
                  Insured: MBIA
                  SPA: JPMorgan Chase & Co.                            2,000,000
                                                                 ---------------

                  WYOMING - 0.02%

        50,000    Sublette County, PCR
                  Exxon Project
                  Series A, AMT
                  1.65%, 07/01/17 (A)                                     50,000
                                                                 ---------------
                  TOTAL MUNICIPAL SECURITIES                         222,217,955
                  (Cost $222,217,955)                            ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                         VALUE
   ---------                                                         -----

INVESTMENT COMPANY - 0.54%

     1,218,117    Blackrock MuniCash Portfolio
                  Institutional Shares
                  1.51% (C)                                      $     1,218,117
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY                             1,218,117
                  (Cost $1,218,117)                              ---------------
TOTAL INVESTMENTS - 99.75%                                           223,436,072
(Cost $223,436,072)*

NET OTHER ASSETS AND LIABILITIES - 0.25%                                 558,757
                                                                 ---------------
NET ASSETS - 100.00%                                             $   223,994,829
                                                                 ===============

----------
*        Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of November 30, 2004.
(B) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of November 30, 2004, these securities amounted to $17,460,000 or 7.79% of net assets. These securities are deemed to be liquid.
(C)      Reflects seven-day yield as of November 30, 2004.
AMBAC    Ambac Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN      Bond Anticipation Note
EDR      Economic Development Revenue
FGIC     Financial Guaranty Insurance Co.
FHLB     Federal Home Loan Bank
FSA      Financial Security Assurance, Inc.
GO       General Obligations
HCFA     Health Care Facilities Authority
HEFA     Health and Educational Facilities Authority
HFA      Housing Finance Authority
HFDC     Health Facilities Development Corp.
IDR      Industrial Development Revenue
LIQ FAC  Liquidity Facility
LOC      Letter of Credit
MBIA     MBIA Insurance Corp.
PCR      Pollution Control Revenue
RWA      Regional Water Authority
SPA      Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                          VALUE
   ---------                                                          -----

MUNICIPAL SECURITIES - 99.44%

                  COLORADO - 1.29%

$    4,500,000    Moffat County, PCR
                  Pacificorp Projects
                  1.68%, 05/01/13 (A)
                  Insured: AMBAC
                  SPA: JPMorgan Chase & Co.                      $     4,500,000
                                                                 ---------------

                  FLORIDA - 1.45%

     3,040,000    Alachua County Health Facilities Authority
                  Health Facilities Revenue
                  Shands Teaching Hospital
                  Series A
                  1.69%, 12/01/12 (A)
                  LOC: SunTrust Bank, N.A.                             3,040,000
     2,000,000    Pinellas County, IDA
                  Falcon Enterprises, Inc. Project, AMT
                  1.84%, 11/01/22 (A)
                  LOC: SunTrust Bank, N.A.                             2,000,000
                                                                 ---------------
                                                                       5,040,000
                                                                 ---------------

                  GEORGIA - 0.29%

     1,000,000    Athens-Clarke County
                  Unified Government Development Authority
                  University of Georgia Athletic
                  Association Project
                  1.69%, 09/01/31 (A)
                  LOC: SunTrust Bank, N.A.                             1,000,000
                                                                 ---------------

                  ILLINOIS - 0.81%

     1,700,000    Chicago, IDR
                  Elis Chicago's Finest, Inc., AMT
                  1.75%, 11/01/26 (A)
                  LOC: ABN AMRO Bank N.V.                              1,700,000
     1,125,000    Springfield, IDR
                  Phillips Brothers, Inc. Project, AMT
                  1.83%, 06/01/18 (A)(B)
                  LOC: JPMorgan Chase & Co.                            1,125,000
                                                                 ---------------
                                                                       2,825,000
                                                                 ---------------

                  INDIANA - 1.67%

     2,000,000    Evansville, EDR
                  B&M Plastics, Inc. Project, AMT
                  1.76%, 12/01/17 (A)
                  LOC: Fifth Third Bank                                2,000,000

   PAR VALUE                                                          VALUE
   ---------                                                          -----

                  INDIANA (CONTINUED)

$    3,800,000    Vigo County, EDR
                  Monninger Corp. Project, AMT
                  1.94%, 12/01/17 (A)
                  LOC: Wells Fargo Bank, N.A.                    $     3,800,000
                                                                 ---------------
                                                                       5,800,000
                                                                 ---------------

                  IOWA - 0.43%

     1,500,000    Iowa Financing Authority
                  Multi-Family Revenue
                  The Gables at Johnston Project, AMT
                  1.75%, 12/01/37 (A)
                  LOC: Wachovia Bank, N.A.                             1,500,000
                                                                 ---------------

                  KENTUCKY - 3.93%

    13,685,000    Breckinridge County
                  Lease Program Revenue
                  Kentucky Association Counties
                  Leasing Trust, Series A
                  1.68%, 02/01/32 (A)
                  LOC: U.S. Bank, N.A.                                13,685,000
                                                                 ---------------

                  MASSACHUSETTS - 80.32%

     3,010,000    Bedford, BAN, GO
                  3.00%, 09/28/05                                      3,044,180
    10,000,000    Duxbury, BAN, GO
                  2.00%, 01/14/05                                     10,000,908
     2,900,000    Framingham, BAN, GO
                  2.50%, 03/01/05                                      2,907,514
     9,995,000    Massachusetts Bay Transportation Authority
                  Sales Tax Revenue
                  MERLOTS, Series B-04
                  1.73%, 07/01/21 (A)(B)
                  Insured: AMBAC
                  SPA: Wachovia Bank, N.A.                             9,995,000
     8,985,000    Massachusetts State
                  MERLOTS, Series B-12, GO
                  1.73%, 10/01/20 (A)(B)
                  Insured: AMBAC
                  SPA: Wachovia Bank, N.A.                             8,985,000
     9,000,000    Massachusetts State
                  PUTTERS, Series 449, GO
                  1.68%, 02/01/18 (A)(B)
                  Insured: AMBAC
                  SPA: JPMorgan Chase & Co.                            9,000,000
     6,200,000    Massachusetts State Special Obligation
                  Dedicated Tax Revenue
                  Series 2267
                  1.68%, 01/01/12 (A)(B)
                  Insured: FGIC
                  SPA: Merrill Lynch Capital Services                  6,200,000
     6,250,000    Massachusetts State, DFA
                  1.67%, 12/09/04
                  LOC: Allied Irish Bank Plc                           6,250,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                          VALUE
   ---------                                                          -----

                  MASSACHUSETTS (CONTINUED)

$    1,840,000    Massachusetts State, DFA
                  Assumption College
                  Series A
                  1.67%, 03/01/32 (A)
                  LOC: Bank of New York                          $     1,840,000
     2,570,000    Massachusetts State, DFA
                  Assumption College
                  Series C
                  1.67%, 03/01/32 (A)
                  LOC: Bank of New York                                2,570,000
    10,500,000    Massachusetts State, DFA
                  Berkshire School Project
                  1.67%, 09/01/31 (A)
                  LOC: Allied Irish Bank Plc                          10,500,000
     7,860,000    Massachusetts State, DFA
                  Boston College High School
                  1.67%, 08/01/33 (A)
                  LOC: Citizens Bank                                   7,860,000
     5,000,000    Massachusetts State, DFA
                  Briarwood Retirement
                  Series A
                  1.68%, 01/01/35 (A)
                  LOC: Comerica Bank                                   5,000,000
     3,950,000    Massachusetts State, DFA
                  Cardinal Cushing Center Project
                  1.68%, 02/01/33 (A)
                  LOC: Bank of New York                                3,950,000
     8,180,000    Massachusetts State, DFA
                  Elderhostel, Inc.
                  1.67%, 08/01/30 (A)
                  LOC: Royal Bank of Scotland                          8,180,000
     7,680,000    Massachusetts State, DFA
                  Gordon College
                  1.67%, 09/01/32 (A)
                  LOC: Citizens Bank                                   7,680,000
     2,200,000    Massachusetts State, DFA
                  Masonic Nursing Home, Inc.
                  1.66%, 07/01/32 (A)
                  LOC: Citizens Bank of Massachusetts                  2,200,000
    10,000,000    Massachusetts State, DFA
                  Phillips Acadamy
                  1.67%, 09/01/33 (A)
                  SPA: Bank of New York                               10,000,000
     4,000,000    Massachusetts State, DFA
                  Senior Living Facility Revenue
                  New England Deaconess Association
                  1.65%, 06/01/34 (A)
                  LOC: Lloyds TSB Bank Plc                             4,000,000
     5,000,000    Massachusetts State, DFA
                  Thayer Academy
                  1.68%, 07/01/33 (A)
                  LOC: Allied Irish Bank Plc                           5,000,000
     6,950,000    Massachusetts State, GO
                  (Roaring Fork Municipal Products LLC
                  Certificate Class A, Series 2003-10)
                  1.69%, 11/01/17 (A)(B)
                  Insured: MBIA
                  SPA: Bank of New York                                6,950,000

   PAR VALUE                                                          VALUE
   ---------                                                          -----

$    5,000,000    Massachusetts State, HEFA
                  Boston University
                  Series H
                  1.61%, 12/01/29 (A)
                  LOC: State Street Bank & Trust Co.             $     5,000,000
     8,000,000    Massachusetts State, HEFA
                  Harvard University Issue
                  Series EE
                  1.85%, 02/10/05                                      8,000,000
     7,695,000    Massachusetts State, HEFA
                  MERLOTS, Series A-14
                  1.73%, 07/01/32 (A)(B)
                  SPA: Wachovia Bank, N.A.                             7,695,000
     3,000,000    Massachusetts State, HEFA
                  Partners Healthcare System
                  Series D-3
                  1.66%, 07/01/38 (A)
                  SPA: JPMorgan Chase & Co.                            3,000,000
     1,900,000    Massachusetts State, HEFA
                  Partners Healthcare System
                  Series D-5
                  1.67%, 07/01/17 (A)                                  1,900,000
     1,200,000    Massachusetts State, HEFA
                  Partners Healthcare System
                  Series P-2
                  1.65%, 07/01/27 (A)
                  Insured: FSA
                  SPA: JPMorgan Chase & Co.
                  SPA: Bayerische Landesbank GZ                        1,200,000
     3,325,000    Massachusetts State, HEFA
                  Sherrill House, Inc.
                  Series A-1
                  1.68%, 01/01/32 (A)
                  LOC: Comerica Bank                                   3,325,000
     1,175,000    Massachusetts State, HFA
                  Housing Revenue
                  Series B
                  1.75%, 12/01/04                                      1,175,000
    22,660,000    Massachusetts State, HFA
                  Housing Revenue
                  Series G
                  1.65%, 12/01/25 (A)
                  SPA: HSBC Bank USA                                  22,660,000
    23,800,000    Massachusetts State, HFA
                  Single-Family, AMT
                  1.68%, 12/01/30 (A)
                  Insured: FSA
                  SPA: Dexia Credit Local de France                   23,800,000
     5,000,000    Massachusetts State, IFA
                  Buckingham Browne & Nichols Issue
                  1.67%, 05/01/27 (A)(B)
                  LOC: State Street Bank & Trust Co.                   5,000,000
     9,200,000    Massachusetts State, IFA
                  Governor Dummer Academy
                  1.67%, 07/01/26 (A)
                  LOC: Citizens Bank                                   9,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

   PAR VALUE                                                          VALUE
   ---------                                                          -----

                  MASSACHUSETTS (CONTINUED)

$    2,000,000    Massachusetts State, IFA
                  KMS Cos., AMT
                  1.77%, 05/01/16 (A)
                  LOC: Citizens Bank                             $     2,000,000
     5,000,000    Massachusetts State, WRA
                  Series 99
                  1.88%, 02/03/05                                      5,000,000
     6,400,000    Massachusetts State, WRA
                  Series C
                  1.64%, 08/01/37 (A)
                  Insured: FGIC
                  SPA: FGIC SPI                                        6,400,000
     8,200,000    Millbury, BAN, GO
                  2.00%, 01/21/05                                      8,204,356
     2,000,000    Natick, BAN, GO
                  2.00%, 04/29/05                                      2,004,362
    13,000,000    North Brookfield, BAN, GO
                  2.00%, 01/21/05                                     13,014,314
     2,420,000    Salem, BAN, GO
                  1.50%, 01/13/05                                      2,421,059
     4,150,000    University of Massachusetts
                  Building Authority Facility Revenue
                  Series 2242
                  1.68%, 05/01/12 (A)(B)
                  Insured: MBIA
                  SPA: Merrill Lynch Capital Services                  4,150,000
     7,000,000    Weymouth, BAN, GO
                  3.00%, 03/10/05                                      7,022,279
     4,849,000    Winchester, BAN, GO
                  3.00%, 07/01/05                                      4,887,521
                                                                 ---------------
                                                                     279,171,493
                                                                 ---------------

                  MICHIGAN - 0.57%

     1,975,000    Michigan State Strategic Fund Limited
                  Petro Lube Condat, Inc. Project, AMT
                  1.80%, 10/01/18 (A)(B)
                  LOC: Wachovia Bank, N.A.                             1,975,000
                                                                 ---------------

                  MISSISSIPPI - 1.90%

     3,600,000    Jackson County, PCR
                  Chevron USA, Inc. Project
                  1.68%, 12/01/16 (A)                                  3,600,000
     3,000,000    Jackson County, PCR
                  Chevron USA, Inc. Project
                  1.68%, 06/01/23 (A)                                  3,000,000
                                                                 ---------------
                                                                       6,600,000
                                                                 ---------------

                  MISSOURI - 0.29%

     1,000,000    Missouri, DFB
                  Cultural Facility Revenue
                  Nelson Gallery Foundation
                  Series B
                  1.67%, 12/01/31 (A)
                  Insured: MBIA
                  SPA: JPMorgan Chase & Co.                            1,000,000
                                                                 ---------------

   PAR VALUE                                                          VALUE
   ---------                                                          -----

                  NEW MEXICO - 0.26%

$      900,000    Santa Fe
                  Tierra Contenta Corp. Project
                  1.78%, 11/01/08 (A)
                  LOC: Wells Fargo Bank, N.A.                    $       900,000
                                                                 ---------------

                  OHIO - 0.75%

     2,600,000    Ohio State Air Quality Development
                  Authority, PCR
                  Ohio Edison Co.
                  Series C, AMT
                  1.68%, 09/01/18 (A)
                  LOC: Wachovia Bank, N.A.                             2,600,000
                                                                 ---------------

                  OREGON - 0.65%

     2,250,000    Oregon State, EDR
                  Special Newsprint Project
                  Series 197, AMT
                  1.72%, 12/01/25 (A)
                  LOC: Toronto Dominion Bank                           2,250,000
                                                                 ---------------

                  PUERTO RICO - 1.72%

     5,995,000    Puerto Rico Commonwealth
                  PUTTERS, Series 441, GO
                  1.68%, 01/01/09 (A)(B)
                  Insured: MBIA
                  SPA: JPMorgan Chase & Co.                            5,995,000
                                                                 ---------------

                  SOUTH CAROLINA - 0.72%

     2,500,000    South Carolina Jobs, EDA, EDR
                  Rock-Tenn Converting Co. Project, AMT
                  1.79%, 04/01/32 (A)
                  LOC: SunTrust Bank, N.A.                             2,500,000
                                                                 ---------------

                  WYOMING - 2.39%

     8,300,000    Uinta County, PCR
                  Chevron USA, Inc. Project
                  1.68%, 08/15/20 (A)                                  8,300,000
                                                                 ---------------
                  TOTAL MUNICIPAL SECURITIES                         345,641,493
                  (Cost $345,641,493)                            ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

     SHARES                                                           VALUE
   ----------                                                         -----

INVESTMENT COMPANY - 0.24%

     839,943      Blackrock MuniCash Portfolio
                  Institutional Shares
                  1.51% (C)                                      $       839,943
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY                               839,943
                  (Cost $839,943)                                ---------------

TOTAL INVESTMENTS - 99.68%                                           346,481,436
(Cost $346,481,436)*

NET OTHER ASSETS AND LIABILITIES - 0.32%                               1,104,836
                                                                 ---------------
NET ASSETS - 100.00%                                             $   347,586,272
                                                                 ===============

----------
*        Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of November 30, 2004.
(B) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of November 30, 2004, these securities amounted to $67,070,000 or 19.30% of net assets. These securities are deemed to be liquid.
(C)      Reflects seven-day yield as of November 30, 2004.
AMBAC    Ambac Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN      Bond Anticipation Note
DFA      Development Finance Agency
DFB      Development Finance Board
EDA      Economic Development Authority
EDR      Economic Development Revenue
FGIC     Financial Guaranty Insurance Co.
FGIC SPI FGIC Securities Purchase, Inc.
FSA      Financial Security Assurance, Inc.
GO       General Obligations
HEFA     Health and Educational Facilities Authority
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDR      Industrial Development Revenue
IFA      Industrial Finance Authority
LOC      Letter of Credit
MBIA     MBIA Insurance Corp.
PCR      Pollution Control Revenue
SPA      Stand-by Purchase Agreement
WRA      Water Resource Authority

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

    PAR VALUE                                                        VALUE
    ---------                                                        -----

MUNICIPAL SECURITIES - 99.58%

                  ILLINOIS - 2.59%

$      950,000    Chicago Enterprise Zone
                  Gardner-Gibson Project, AMT
                  1.74%, 07/01/33 (A)
                  LOC: Harris Trust & Savings Bank               $       950,000
                                                                 ---------------

                  INDIANA - 2.01%

       740,000    Indiana State Development
                  Finance Authority, EDR
                  Carr Metal Products Project, AMT
                  1.98%, 01/01/09 (A)
                  LOC: JPMorgan Chase & Co.                              740,000
                                                                 ---------------

                  MARYLAND - 1.91%

       700,000    Maryland State, EDR
                  Economic Development Corp.
                  Federation of American Societies
                  Series A
                  1.69%, 07/01/30 (A)
                  LOC: SunTrust Bank, N.A.                               700,000
                                                                 ---------------

                  MINNESOTA - 1.63%

       600,000    Mankato
                  Bethany Lutheran College
                  Series B
                  1.72%, 11/01/15 (A)
                  LOC: Wells Fargo Bank, N.A.                            600,000
                                                                 ---------------

                  NEW YORK - 87.90%

     1,500,000    Allegany County, IDA
                  Civic Facility Revenue
                  Houghton College Project
                  Series A
                  1.73%, 04/01/29 (A)
                  LOC: KeyBank, N.A.                                   1,500,000
       400,000    Arlington Central School District
                  Series B, GO
                  2.25%, 12/15/04
                  Insured: FSA                                           400,056
       400,000    Beaver River Central School District
                  Beaver Falls, GO
                  3.38%, 06/15/05
                  Insured: FSA                                           402,949
     1,500,000    Dutchess County, IDA
                  Civic Facility Revenue
                  Trinity-Pawling School Corp.
                  1.65%, 10/01/32 (A)
                  LOC: Allied Irish Bank Plc                           1,500,000
       400,000    Greenburgh
                  Refunding & Improvement, GO
                  2.25%, 05/15/05                                        400,520

   PAR VALUE                                                          VALUE
   ---------                                                          -----

$    1,000,000    Hempstead, IDA
                  Industrial Development Revenue
                  Trigen-Nassau Energy Corp., AMT
                  1.69%, 09/15/15 (A)
                  LOC: Societe Generale                          $     1,000,000
     1,000,000    Huntington, GO
                  2.50%, 01/15/05
                  Insured: FSA                                         1,001,526
       800,000    Long Island Power Authority
                  New York Electric System Revenue
                  Series 3-B
                  1.67%, 05/01/33 (A)
                  LOC: Westdeutsche Landesbank                           800,000
     1,000,000    Metropolitan Transportation Authority
                  Dedicated Tax Fund
                  Series 2014
                  1.70%, 05/15/08 (A)(B)
                  Insured: FGIC
                  SPA: Merrill Lynch Capital Services                  1,000,000
     1,000,000    Metropolitan Transportation Authority
                  MERLOTS, Series B-16
                  1.71%, 11/15/27 (A)(B)
                  Insured: FGIC
                  SPA: Wachovia Bank, N.A.                             1,000,000
     1,000,000    Metropolitan Transportation Authority
                  Series 1-B
                  1.72%, 12/01/04
                  LOC: ABN AMRO Bank N.V.                              1,000,000
     1,000,000    Nassau Health Care Corp.
                  Series 2004-C-3
                  1.62%, 08/01/29 (A)
                  Insured: FSA
                  SPA: Dexia Credit Local de France                    1,000,000
     1,000,000    New York
                  MERLOTS, Series C-09, GO
                  1.71%, 08/01/16 (A)(B)
                  Insured: MBIA
                  SPA: Wachovia Bank, N.A.                             1,000,000
     1,400,000    New York
                  Series E-3, GO
                  1.64%, 08/01/23 (A)
                  LOC: Westdeutsche Landesbank                         1,400,000
       800,000    New York
                  Series E-5, GO
                  1.74%, 08/01/10 (A)
                  LOC: JPMorgan Chase & Co.                              800,000
       810,000    New York & New Jersey Port Authority
                  120th Series, AMT
                  5.00%, 12/15/04
                  Insured: AMBAC                                         811,185
       500,000    New York & New Jersey Port Authority
                  Series 870, AMT
                  1.72%, 06/15/10 (A)(B)
                  Insured: AMBAC
                  SPA: Merrill Lynch Capital Services                    500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

    PAR VALUE                                                        VALUE
    ---------                                                        -----

                  NEW YORK (CONTINUED)

$    1,000,000    New York City Municipal Water Authority
                  Series 5-B
                  1.85%, 02/03/05
                  LOC: Bayerische Landesbank
                  LOC: Westdeutsche Landesbank                   $     1,000,000
     1,300,000    New York City Transitional Finance Authority
                  Future Tax Secured
                  Series C
                  1.65%, 05/01/28 (A)
                  SPA: Bayerische Landesbank                           1,300,000
     1,000,000    New York City, HDC
                  Multi-Family Rental Housing Revenue
                  Brittany Development
                  Series A, AMT
                  1.67%, 06/15/29 (A)
                  Credit Support/SPA: FNMA                             1,000,000
       650,000    New York City, HDC
                  Multi-Family Revenue
                  Atlantic Court Apartments
                  Series A, AMT
                  1.67%, 12/01/36 (A)
                  LOC: HSBC Bank                                         650,000
     1,000,000    New York City, HDC
                  Multi-Family Revenue
                  Series A, AMT
                  1.69%, 12/01/36 (A)
                  LOC: Landesbank Baden-Wuerttemberg                   1,000,000
     1,000,000    New York City, IDA
                  Abigail Press, Inc. Project, AMT
                  1.71%, 12/01/18 (A)
                  LOC: JPMorgan Chase & Co.                            1,000,000
     1,000,000    New York City, IDA
                  Civic Facility Revenue
                  Allen-Stevenson School
                  1.70%, 12/01/34 (A)
                  LOC: Allied Irish Bank Plc                           1,000,000
     1,000,000    New York State
                  Dormitory Authority Revenue
                  Columbia University, Series A-2
                  Mandatory Tender 06/08/05
                  1.60%, 07/01/14                                      1,000,000
     1,000,000    New York State
                  Dormitory Authority Revenue
                  Teresian House Housing Corp.
                  1.67%, 07/01/33 (A)
                  LOC: Lloyds TSB Bank Plc                             1,000,000
     1,000,000    New York State
                  Energy Research and Development
                  Authority, Electric Facilities Revenue
                  Long Island Lighting Co.
                  Series A, AMT
                  1.69%, 12/01/27 (A)
                  LOC: Royal Bank of Scotland                          1,000,000
     1,000,000    New York State Environmental Facilities
                  1.85%, 02/10/05
                  LOC: Bayerische Landesbank
                  LOC: Landesbank Hessen-Thuringen GZ                  1,000,000

    PAR VALUE                                                        VALUE
    ---------                                                        -----

                  NEW YORK (CONTINUED)

$    1,000,000    New York State Thruway Authority
                  Highway & Bridge Trust Fund
                  Series A
                  5.10%, 04/01/05
                  Insured: MBIA                                  $     1,011,817
       400,000    New York State, GO
                  6.00%, 03/01/05
                  Insured: AMBAC                                         404,753
       800,000    New York State, HFA
                  Biltmore Tower Housing
                  Series A, AMT
                  1.69%, 05/15/34 (A)
                  Credit Support/SPA: FNMA                               800,000
       900,000    New York State, HFA
                  Multi-Family Housing
                  Second Mortgage
                  Series A, AMT
                  1.66%, 11/01/29 (A)
                  Credit Support/SPA: FNMA                               900,000
       500,000    New York State, HFA
                  Parkledge Apartments Housing
                  Series A, AMT
                  1.68%, 11/01/35 (A)
                  Credit Support/SPA: FNMA                               500,000
       200,000    Suffolk County, IDA
                  Research Facility Revenue
                  Cold Spring Harbor Laboratory Project
                  1.68%, 07/01/23 (A)
                  LOC: JPMorgan Chase & Co.                              200,000
     1,000,000    Tompkins County, IDA
                  Care Community Kendal at Ithaca
                  1.63%, 06/01/25 (A)
                  LOC: Wachovia Bank, N.A.                             1,000,000
       500,000    Westchester County
                  Series A, GO
                  6.70%, 02/01/05                                        504,473
       500,000    Westchester County, IDA
                  Levister Redevelopment Co. LLC, AMT
                  1.65%, 08/01/33 (A)
                  LOC: Bank of New York                                  500,000
                                                                 ---------------
                                                                      32,287,279
                                                                 ---------------

                  OREGON - 1.91%

       700,000    Oregon State, EDR
                  Special Newsprint Co. Project
                  Series 203, AMT
                  1.72%, 12/01/26 (A)
                  LOC: Toronto-Dominion Bank                             700,000
                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2004 (UNAUDITED)

    PAR VALUE                                                        VALUE
    ---------                                                        -----

                  PUERTO RICO - 1.63%

 $     600,000    Puerto Rico Commonwealth
                  PUTTERS, Series 441, GO
                  1.68%, 01/01/09 (A)(B)
                  Insured: MBIA
                  SPA: JPMorgan Chase & Co.                      $       600,000
                                                                 ---------------
                  TOTAL MUNICIPAL SECURITIES                          36,577,279
                  (Cost $36,577,279)                             ---------------

    SHARES
  ----------

INVESTMENT COMPANY - 0.17%

        61,970    Blackrock MuniCash Portfolio
                  Institutional Shares
                  1.51% (C)                                               61,970
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY                                61,970
                  (Cost $61,970)                                 ---------------
TOTAL INVESTMENTS - 99.75%                                            36,639,249
(Cost $36,639,249)*

NET OTHER ASSETS AND LIABILITIES - 0.25%                                  90,431
                                                                 ---------------
NET ASSETS - 100.00%                                             $    36,729,680
                                                                 ===============

----------
*        Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of November 30, 2004.
(B) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. As of November 30, 2004, these securities amounted to $4,100,000 or 11.16% of net assets. These securities are deemed to be liquid.
(C)      Reflects seven-day yield as of November 30, 2004.
AMBAC    Ambac Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
EDR      Economic Development Revenue
FGIC     Financial Guaranty Insurance Co.
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance, Inc.
GO       General Obligations
HDC      Housing Development Corp.
HFA      Housing Finance Agency
IDA      Industrial Development Authority
LOC      Letter of Credit
MBIA     MBIA Insurance Corp.
SPA      Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)


                                                                                        GALAXY              GALAXY
                                                                     GALAXY           GOVERNMENT         U.S. TREASURY
                                                               MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
                                                               -----------------   -----------------   -----------------
ASSETS:
    Investments
        Investments at amortized cost (Note 2)                  $ 1,473,682,848     $   246,357,595     $   712,011,749
        Repurchase agreements (Note 2)                              165,778,000         234,064,000                  --
                                                                ---------------     ---------------     ---------------
           Total Investments at value                             1,639,460,848         480,421,595         712,011,749
    Cash                                                                  1,063                 710                 395
    Interest and dividends receivable                                 2,201,266             505,834             292,128
    Receivable from Investment Advisor                                       --                  --                  --
    Deferred Trustees' compensation (Note 4)                            182,117              48,607              65,278
                                                                ---------------     ---------------     ---------------
        Total Assets                                              1,641,845,294         480,976,746         712,369,550
                                                                ---------------     ---------------     ---------------
LIABILITIES:
    Distributions payable                                             1,333,237             243,230             248,128
    Payable for investments purchased                                        --                  --                  --
    Payable to Advisor and affiliates (Note 4)                          639,704             250,291             282,962
    Trustees' fees and expenses payable (Note 4)                         16,122                 842               1,893
    Deferred Trustees' fees (Note 4)                                    182,117              48,607              65,278
    Accrued expenses and other payables                                 287,808              77,804             128,212
                                                                ---------------     ---------------     ---------------
        Total Liabilities                                             2,458,988             620,774             726,473
                                                                ---------------     ---------------     ---------------
NET ASSETS                                                      $ 1,639,386,306     $   480,355,972     $   711,643,077
                                                                ===============     ===============     ===============
NET ASSETS CONSIST OF:
    Par value                                                   $     1,639,719     $       480,402     $       711,438
    Paid-in capital in excess of par value                        1,637,794,745         479,922,061         710,486,105
    Undistributed (overdistributed) net investment income               (72,549)            (41,174)            444,821
    Accumulated net realized gain (loss) on investments sold             24,391              (5,317)                713
                                                                ---------------     ---------------     ---------------
TOTAL NET ASSETS                                                $ 1,639,386,306     $   480,355,972     $   711,643,077
                                                                ===============     ===============     ===============
Retail A Shares:
    Net assets                                                  $   506,379,424     $   254,152,535     $   450,990,263
    Shares of beneficial interest outstanding                       506,334,986         254,177,672         450,746,489
                                                                ---------------     ---------------     ---------------
    NET ASSET VALUE, offering and redemption price per share    $          1.00     $          1.00     $          1.00
                                                                ===============     ===============     ===============
Trust Shares:
    Net assets                                                  $ 1,133,006,882     $   226,203,437     $   260,652,814
    Shares of beneficial interest outstanding                     1,133,383,515         226,224,790         260,691,249
                                                                ---------------     ---------------     ---------------
    NET ASSET VALUE, offering and redemption price per share    $          1.00     $          1.00     $          1.00
                                                                ===============     ===============     ===============
                                                                                                                          GALAXY
                                                                                      GALAXY             GALAXY          NEW YORK
                                                                   GALAXY           CONNECTICUT       MASSACHUSETTS      MUNICIPAL
                                                                 TAX-EXEMPT          MUNICIPAL          MUNICIPAL      MONEY MARKET
                                                              NONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND      FUND
                                                              -----------------  -----------------  -----------------  ------------
ASSETS:
    Investments
        Investments at amortized cost (Note 2)                  $ 1,202,045,924   $   223,436,072   $   346,481,436  $    36,639,249
        Repurchase agreements (Note 2)                                       --                --                --               --
                                                                ---------------   ---------------   ---------------  ---------------
           Total Investments at value                             1,202,045,924       223,436,072       346,481,436       36,639,249
                                                                ---------------   ---------------   ---------------  ---------------
    Cash                                                                     --                --                --               --
    Interest and dividends receivable                                 3,237,566           754,962         1,414,047          119,359
    Receivable from Investment Advisor                                       --                --                --            8,704
    Deferred Trustees' compensation (Note 4)                             65,380            13,634            18,557              607
                                                                ---------------   ---------------   ---------------  ---------------
        Total Assets                                              1,205,348,870       224,204,668       347,914,040       36,767,919
                                                                ---------------   ---------------   ---------------  ---------------
LIABILITIES:
    Distributions payable                                               978,632            63,844           126,918           23,638
    Payable for investments purchased                                 7,300,000                --                --               --
    Payable to Advisor and affiliates (Note 4)                          461,015           100,496           150,338               --
    Trustees' fees and expenses payable (Note 4)                          2,157               488                71               77
    Deferred Trustees' fees (Note 4)                                     65,380            13,634            18,557              607
    Accrued expenses and other payables                                  74,229            31,377            31,884           13,917
                                                                ---------------   ---------------   ---------------  ---------------
        Total Liabilities                                             8,881,413           209,839           327,768           38,239
                                                                ---------------   ---------------   ---------------  ---------------
NET ASSETS                                                      $ 1,196,467,457   $   223,994,829   $   347,586,272  $    36,729,680
                                                                ===============   ===============   ===============  ===============
NET ASSETS CONSIST OF:
    Par value                                                   $     1,196,773   $       224,001   $       347,603  $        36,730
    Paid-in capital in excess of par value                        1,195,278,842       223,776,659       347,205,400       36,692,950
    Undistributed (overdistributed) net investment income               (19,468)           (5,392)           33,269               --
    Accumulated net realized gain (loss) on investments sold             11,310              (439)               --               --
                                                                ---------------   ---------------   ---------------  ---------------
TOTAL NET ASSETS                                                $ 1,196,467,457   $   223,994,829   $   347,586,272  $    36,729,680
                                                                ===============   ===============   ===============  ===============
Retail A Shares:
    Net assets                                                  $   191,207,514   $   223,984,777   $   325,344,699  $    27,832,246
    Shares of beneficial interest outstanding                       191,261,286       223,991,425       325,361,171       27,832,247
                                                                ---------------   ---------------   ---------------  ---------------
    NET ASSET VALUE, offering and redemption price per share    $          1.00   $          1.00   $          1.00  $          1.00
                                                                ===============   ===============   ===============  ===============
Trust Shares:
    Net assets                                                  $ 1,005,259,943   $        10,052   $    22,241,573  $     8,897,434
    Shares of beneficial interest outstanding                     1,005,511,637            10,051        22,241,603        8,897,433
                                                                ---------------   ---------------   ---------------  ---------------
    NET ASSET VALUE, offering and redemption price per share    $          1.00   $          1.00   $          1.00  $          1.00
                                                                ===============   ===============   ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     38 & 39

                            GALAXY MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                       GALAXY            GALAXY
                                                                                      GALAXY         GOVERNMENT      U.S. TREASURY
                                                                                       MONEY            MONEY            MONEY
                                                                                    MARKET FUND      MARKET FUND      MARKET FUND
                                                                                   ------------      -----------     -------------
INVESTMENT INCOME:
  Interest (Note 2)                                                                $ 12,745,557      $ 4,386,921      $ 4,996,291
  Dividends (Note 2)                                                                         --              678               --
                                                                                   ------------      -----------      -----------
     Total investment income                                                         12,745,557        4,387,599        4,996,291
                                                                                   ------------      -----------      -----------

EXPENSES:
  Investment advisory fees (Note 4)                                                   3,249,081        1,150,952        1,465,546
  Administration fees (Note 4)                                                          544,221          192,784          245,637
  Custodian fees                                                                         18,300           15,555            8,870
  Pricing and bookkeeping fees (Note 4)                                                  71,004           48,861           48,178
  Professional fees                                                                      22,290           24,705           19,843
  Shareholder servicing fees (Note 4):
     Retail A Shares                                                                    185,284          167,076          223,437
  Transfer agent fees (Note 4):
     Retail A Shares                                                                    429,308           86,510          166,063
     Trust Shares                                                                         1,392              183              147
     Sub-accounting fees - Trust Shares                                                  70,823           16,942            3,409
  Trustees' fees and expenses (Note 4)                                                    5,790            9,333           10,980
  Reports to shareholders                                                                89,436           41,724           70,383
  Miscellaneous                                                                          28,590           33,008           34,103
                                                                                   ------------      -----------      -----------
     Total expenses before reimbursement/waiver                                       4,715,519        1,787,633        2,296,596
                                                                                   ------------      -----------      -----------
     Less: fees waived or expenses reimbursed by
       Investment Advisor (Note 4)                                                     (222,032)         (16,679)         (71,827)
     Less: fees waived or expenses reimbursed by Investment Advisor or affiliates of Investment Advisor (Note 4):
       Retail A Shares                                                                  (48,663)              --          (28,096)
       Trust Shares                                                                     (23,654)          (8,510)          (3,407)
                                                                                   ------------      -----------      -----------
     Net expenses                                                                     4,421,170        1,762,444        2,193,266
                                                                                   ------------      -----------      -----------
NET INVESTMENT INCOME                                                                 8,324,387        2,625,155        2,803,025
                                                                                   ------------      -----------      -----------

NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD (NOTE 2)                                    28,867               --            2,114
                                                                                   ------------      -----------      -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $  8,353,254      $ 2,625,155      $ 2,805,139
                                                                                   ============      ===========      ===========

                                                                                        GALAXY          GALAXY          GALAXY
                                                                        GALAXY        CONNECTICUT    MASSACHUSETTS     NEW YORK
                                                                      TAX-EXEMPT       MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                                         MONEY           MONEY           MONEY           MONEY
                                                                      MARKET FUND     MARKET FUND     MARKET FUND     MARKET FUND
                                                                      -----------     -----------    -------------    -----------
INVESTMENT INCOME:
  Interest (Note 2)                                                   $ 8,122,358     $ 1,467,016     $ 2,081,290     $   249,037
  Dividends (Note 2)                                                       10,039           5,539           6,013           1,708
                                                                      -----------     -----------    -------------    -----------
     Total investment income                                            8,132,397       1,472,555       2,087,303         250,745
                                                                      -----------     -----------    -------------    -----------
EXPENSES:
  Investment advisory fees (Note 4)                                     2,407,136         451,490         623,479          76,688
  Administration fees (Note 4)                                            403,195          75,624         104,432          12,845
  Custodian fees                                                           13,359           6,894           7,137           5,186
  Pricing and bookkeeping fees (Note 4)                                    79,422          35,133          36,051          20,586
  Professional fees                                                        31,453          20,918          18,647          14,681
  Shareholder servicing fees (Note 4):
     Retail A Shares                                                       97,617         112,321         126,423          16,419
  Transfer agent fees (Note 4):
     Retail A Shares                                                       34,508          13,356          10,644           2,495
     Trust Shares                                                             330              22              22              18
     Sub-accounting fees - Trust Shares                                        --              --              --              --
  Trustees' fees and expenses (Note 4)                                     18,300           3,111           3,904             603
  Reports to shareholders                                                  15,017           9,879           7,076              40
  Miscellaneous                                                            32,113          19,476          16,893           9,210
                                                                      -----------     -----------    -------------    -----------
     Total expenses before reimbursement/waiver                         3,132,450         748,224         954,708         158,771
                                                                      -----------     -----------    -------------    -----------
     Less: fees waived or expenses reimbursed by
       Investment Advisor (Note 4)                                       (116,789)         (3,911)         (7,101)        (72,873)
     Less: fees waived or expenses reimbursed by Investment Advisor or affiliates of Investment Advisor (Note 4):
       Retail A Shares                                                         --         (21,913)        (17,620)         (2,332)
       Trust Shares                                                            --             (22)            (23)             (1)
                                                                      -----------     -----------    -------------    -----------
     Net expenses                                                       3,015,661         722,378         929,964          83,565
                                                                      -----------     -----------    -------------    -----------
NET INVESTMENT INCOME                                                   5,116,736         750,177       1,157,339         167,180
                                                                      -----------     -----------    -------------    -----------

NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD (NOTE 2)                      11,686            (439)             --              --
                                                                      -----------     -----------    -------------    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 5,128,422     $   749,738     $ 1,157,339     $   167,180
                                                                      ===========     ===========     ===========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     40 & 41

                               GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                             GALAXY
                                                                     GALAXY                                GOVERNMENT
                                                                MONEY MARKET FUND                      MONEY MARKET FUND
                                                     ------------------------------------    ------------------------------------
                                                     SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                       NOVEMBER 30,                             NOVEMBER 30,
                                                           2004             YEAR ENDED             2004             YEAR ENDED
                                                        (UNAUDITED)        MAY 31, 2004         (UNAUDITED)        MAY 31, 2004
                                                     ----------------     ---------------     ---------------     ---------------
NET ASSETS AT BEGINNING OF PERIOD                     $ 1,609,973,113     $ 2,283,304,558     $   592,805,191     $   591,161,186
                                                      ---------------     ---------------     ---------------     ---------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                     8,324,387          11,248,247           2,625,155           3,370,425
  Net realized gain (loss) on investments sold                 28,867              (4,476)                 --              (5,317)
                                                      ---------------     ---------------     ---------------     ---------------
    Net increase in net assets
      resulting from operations                             8,353,254          11,243,771           2,625,155           3,365,108
                                                      ---------------     ---------------     ---------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  RETAIL A SHARES:
     Net investment income                                 (2,331,501)         (2,582,702)         (1,440,684)         (1,623,767)
                                                      ---------------     ---------------     ---------------     ---------------
  TRUST SHARES:
     Net investment income                                 (6,257,606)         (8,774,037)         (1,184,471)         (1,746,658)
                                                      ---------------     ---------------     ---------------     ---------------

        Total distributions to shareholders                (8,589,107)        (11,356,739)         (2,625,155)         (3,370,425)
                                                      ---------------     ---------------     ---------------     ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)         29,649,046        (673,218,477)       (112,449,219)          1,649,322
                                                      ---------------     ---------------     ---------------     ---------------

  Net increase (decrease) in net assets                    29,413,193        (673,331,445)       (112,449,219)          1,644,005
                                                      ---------------     ---------------     ---------------     ---------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)        $ 1,639,386,306     $ 1,609,973,113     $   480,355,972     $   592,805,191
                                                      ===============     ===============     ===============     ===============
(A) Undistributed (overdistributed)
  net investment income                               $       (72,549)    $       192,171     $       (41,174)    $       (41,174)
                                                      ===============     ===============     ===============     ===============


                                                                   GALAXY
                                                                U.S. TREASURY
                                                              MONEY MARKET FUND
                                                      -----------------------------------
                                                      SIX MONTHS ENDED
                                                         NOVEMBER 30,
                                                           2004             YEAR ENDED
                                                        (UNAUDITED)        MAY 31, 2004
                                                      ---------------     ---------------
NET ASSETS AT BEGINNING OF PERIOD                     $   752,458,221     $ 1,141,628,921
                                                      ---------------     ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                     2,803,025           4,450,584
  Net realized gain (loss) on investments sold                  2,114              (1,401)
                                                      ---------------     ---------------
    Net increase in net assets
      resulting from operations                             2,805,139           4,449,183
                                                      ---------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  RETAIL A SHARES:
     Net investment income                                 (1,716,116)         (2,006,444)
                                                      ---------------     ---------------
  TRUST SHARES:
     Net investment income                                 (1,086,909)         (2,444,140)
                                                      ---------------     ---------------

        Total distributions to shareholders                (2,803,025)         (4,450,584)
                                                      ---------------     ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)        (40,817,258)       (389,169,299)
                                                      ---------------     ---------------

  Net increase (decrease) in net assets                   (40,815,144)       (389,170,700)
                                                      ---------------     ---------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)        $   711,643,077     $   752,458,221
                                                      ===============     ===============
(A) Undistributed (overdistributed)
  net investment income                               $       444,821     $       444,821
                                                      ===============     ===============

                                                               TAX-EXEMPT                         CONNECTICUT MUNICIPAL
                                                            MONEY MARKET FUND                        MONEY MARKET FUND
                                                    ------------------------------------    ----------------------------------
                                                    SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                      NOVEMBER 30,                             NOVEMBER 30,
                                                          2004             YEAR ENDED             2004           YEAR ENDED
                                                       (UNAUDITED)        MAY 31, 2004         (UNAUDITED)      MAY 31, 2004
                                                    ----------------     ---------------    ----------------   ---------------
NET ASSETS AT BEGINNING OF PERIOD                    $ 1,222,041,962     $ 1,409,867,859     $ 238,128,151      $ 269,558,618
                                                     ---------------     ---------------     -------------      -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                    5,116,736           7,580,519           750,177            941,387
  Net realized gain (loss) on investments sold                11,686                  --              (439)                --
                                                     ---------------     ---------------     -------------      -------------
    Net increase in net assets
      resulting from operations                            5,128,422           7,580,519           749,738            941,387
                                                     ---------------     ---------------     -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  RETAIL A SHARES:
     Net investment income                                  (763,075)         (1,016,006)         (750,135)          (941,375)
                                                     ---------------     ---------------     -------------      -------------
  TRUST SHARES:
     Net investment income                                (4,353,661)         (6,564,514)              (42)               (13)
                                                     ---------------     ---------------     -------------      -------------

        Total distributions to shareholders               (5,116,736)         (7,580,520)         (750,177)          (941,388)
                                                     ---------------     ---------------     -------------      -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)       (25,586,191)       (187,825,896)      (14,132,883)       (31,430,466)
                                                     ---------------     ---------------     -------------      -------------

  Net increase (decrease) in net assets                  (25,574,505)       (187,825,897)      (14,133,322)       (31,430,467)
                                                     ---------------     ---------------     -------------      -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)       $ 1,196,467,457     $ 1,222,041,962     $ 223,994,829      $ 238,128,151
                                                     ===============     ===============     =============      =============

(A) Undistributed (overdistributed)
  net investment income                              $       (19,468)    $       (19,468)    $      (5,392)     $      (5,392)
                                                     ===============     ===============     =============      =============


                                                        MASSACHUSETTS MUNICIPAL               NEW YORK MUNICIPAL
                                                           MONEY MARKET FUND                   MONEY MARKET FUND
                                                   ----------------------------------  ----------------------------------
                                                   SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                     NOVEMBER 30,                        NOVEMBER 30,
                                                         2004           YEAR ENDED           2004           YEAR ENDED
                                                      (UNAUDITED)      MAY 31, 2004       (UNAUDITED)      MAY 31, 2004*
                                                   ----------------   ---------------  ----------------   ---------------
NET ASSETS AT BEGINNING OF PERIOD                    $ 284,733,515     $ 411,599,814     $  42,897,627     $       1,000**
                                                     -------------     -------------     -------------     -------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                  1,157,339         1,524,324           167,180           131,507
  Net realized gain (loss) on investments sold                  --                --                --                --
                                                     -------------     -------------     -------------     -------------
    Net increase in net assets
      resulting from operations                          1,157,339         1,524,324           167,180           131,507
                                                     -------------     -------------     -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  RETAIL A SHARES:
     Net investment income                              (1,092,554)       (1,523,287)         (139,442)         (124,425)
                                                     -------------     -------------     -------------     -------------
  TRUST SHARES:
     Net investment income                                 (64,785)           (1,037)          (27,738)           (7,082)
                                                     -------------     -------------     -------------     -------------

        Total distributions to shareholders             (1,157,339)       (1,524,324)         (167,180)         (131,507)
                                                     -------------     -------------     -------------     -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)      62,852,757      (126,866,299)       (6,167,947)       42,896,627
                                                     -------------     -------------     -------------     -------------

  Net increase (decrease) in net assets                 62,852,757      (126,866,299)       (6,167,947)       42,896,627
                                                     -------------     -------------     -------------     -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)       $ 347,586,272     $ 284,733,515     $  36,729,680     $  42,897,627
                                                     =============     =============     =============     =============

(A) Undistributed (overdistributed)
  net investment income                              $      33,269     $      33,269     $          --     $          --
                                                     =============     =============     =============     =============

----------
*     For the period from September 16, 2003 through May 31, 2004.
**    Initial Investment
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 44 and 45.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     42 & 43

                             GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
CAPITAL STOCK ACTIVITY

                                                                                                         GALAXY
                                                                 GALAXY                               GOVERNMENT
                                                           MONEY MARKET FUND                       MONEY MARKET FUND
                                                  ------------------------------------    ------------------------------------
                                                  SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                    NOVEMBER 30,                            NOVEMBER 30,
                                                        2004             YEAR ENDED              2004            YEAR ENDED
                                                     (UNAUDITED)        MAY 31, 2004         (UNAUDITED)        MAY 31, 2004
                                                  ----------------     ---------------    ----------------     ---------------
DOLLAR AMOUNTS
RETAIL A SHARES:
  Sold                                             $ 1,059,843,651     $ 2,619,340,609     $ 1,418,795,181     $ 2,753,330,765
  Issued to shareholders in
    reinvestment of dividends                            2,314,603           2,556,659           1,439,764           1,622,516
  Repurchased                                       (1,082,935,344)     (2,754,725,814)     (1,508,910,851)     (2,674,448,991)
                                                   ---------------     ---------------     ---------------     ---------------
  Net increase (decrease) in shares outstanding    $   (20,777,090)    $  (132,828,546)    $   (88,675,906)    $    80,504,290
                                                   ===============     ===============     ===============     ===============

TRUST SHARES:**
  Sold                                             $   618,208,474     $ 1,336,349,594     $   350,371,152     $ 1,136,943,591
  Issued to shareholders in reinvestment
    of dividends                                           246,124             369,509              68,479              83,354
  Repurchased                                         (568,028,462)     (1,877,109,034)       (374,212,944)     (1,215,881,913)
                                                   ---------------     ---------------     ---------------     ---------------
  Net increase (decrease) in shares outstanding    $    50,426,136     $  (540,389,931)    $   (23,773,313)    $   (78,854,968)
                                                   ===============     ===============     ===============     ===============

SHARE ACTIVITY
RETAIL A SHARES:
  Sold                                               1,059,843,651       2,619,340,609       1,418,795,181       2,753,330,765
  Issued to shareholders in reinvestment
    of dividends                                         2,314,603           2,556,659           1,439,764           1,622,516
  Repurchased                                       (1,082,935,344)     (2,754,725,814)     (1,508,910,851)     (2,674,448,991)
                                                   ---------------     ---------------     ---------------     ---------------
  Net increase (decrease) in shares outstanding        (20,777,090)       (132,828,546)        (88,675,906)         80,504,290
                                                   ===============     ===============     ===============     ===============

TRUST SHARES:**
  Sold                                                 618,208,474       1,336,349,594         350,371,152       1,136,943,591
  Issued to shareholders in reinvestment
    of dividends                                           246,124             369,509              68,479              83,354
  Repurchased                                         (568,028,462)     (1,877,109,034)       (374,212,944)     (1,215,881,913)
                                                   ---------------     ---------------     ---------------     ---------------

  Net increase (decrease) in shares outstanding         50,426,136        (540,389,931)        (23,773,313)        (78,854,968)
                                                   ===============     ===============     ===============     ===============

                                                                  GALAXY
                                                              U.S. TREASURY
                                                            MONEY MARKET FUND
                                                   -----------------------------------
                                                   SIX MONTHS ENDED
                                                     NOVEMBER 30,
                                                        2004             YEAR ENDED
                                                     (UNAUDITED)        MAY 31, 2004
                                                   ----------------    ---------------
DOLLAR AMOUNTS
RETAIL A SHARES:
  Sold                                             $   924,249,756     $ 2,446,724,736
  Issued to shareholders in
    reinvestment of dividends                            1,710,239           1,997,592
  Repurchased                                         (954,721,651)     (2,575,712,332)
                                                   ---------------     ---------------
  Net increase (decrease) in shares outstanding    $   (28,761,656)    $  (126,990,004)
                                                   ===============     ===============

TRUST SHARES:**
  Sold                                             $   205,951,236     $   682,560,351
  Issued to shareholders in reinvestment
    of dividends                                            20,634              25,313
  Repurchased                                         (218,027,472)       (944,764,959)
                                                   ---------------     ---------------
  Net increase (decrease) in shares outstanding    $   (12,055,602)    $  (262,179,295)
                                                   ===============     ===============

SHARE ACTIVITY
RETAIL A SHARES:
  Sold                                                 924,249,756       2,446,724,736
  Issued to shareholders in reinvestment
    of dividends                                         1,710,239           1,997,592
  Repurchased                                         (954,721,651)     (2,575,712,332)
                                                   ---------------     ---------------
  Net increase (decrease) in shares outstanding        (28,761,656)       (126,990,004)
                                                   ===============     ===============

TRUST SHARES:**
  Sold                                                 205,951,236         682,560,351
  Issued to shareholders in reinvestment
    of dividends                                            20,634              25,313
  Repurchased                                         (218,027,472)       (944,764,959)
                                                   ---------------     ---------------
  Net increase (decrease) in shares outstanding        (12,055,602)       (262,179,295)
                                                   ===============     ===============

                                                                GALAXY                                  GALAXY
                                                               TAX-EXEMPT                             CONNECTICUT
                                                            MONEY MARKET FUND                      MONEY MARKET FUND
                                                  ------------------------------------    ------------------------------------
                                                  SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                    NOVEMBER 30,                            NOVEMBER 30,
                                                        2004             YEAR ENDED             2004             YEAR ENDED
                                                     (UNAUDITED)        MAY 31, 2004         (UNAUDITED)        MAY 31, 2004
                                                  ----------------     ---------------    ----------------     ---------------
DOLLAR AMOUNTS
RETAIL A SHARES:
  Sold                                             $   407,883,596     $   689,139,254     $   210,146,816     $   504,088,052
  Issued to shareholders in
    reinvestment of dividends                              761,000           1,008,829             460,417             493,278
  Repurchased                                         (405,151,253)       (743,856,033)       (224,740,154)       (536,021,809)
                                                   ---------------     ---------------     ---------------     ---------------
  Net increase (decrease) in shares outstanding    $     3,493,343     $   (53,707,950)    $   (14,132,921)    $   (31,440,479)
                                                   ===============     ===============     ===============     ===============

TRUST SHARES:**
  Sold                                             $   591,073,484     $   936,292,190     $            --     $        10,000
  Issued to shareholders in reinvestment
    of dividends                                               239                 331                  38                  13
  Repurchased                                         (620,153,257)     (1,070,410,467)                 --                  --
                                                   ---------------     ---------------     ---------------     ---------------
  Net increase (decrease) in shares outstanding    $   (29,079,534)    $  (134,117,946)    $            38     $        10,013
                                                   ===============     ===============     ===============     ===============

SHARE ACTIVITY
RETAIL A SHARES:
  Sold                                                 407,883,596         689,139,254         210,146,816         504,088,052
  Issued to shareholders in reinvestment
    of dividends                                           761,000           1,008,829             460,417             493,278
  Repurchased                                         (405,151,253)       (743,856,033)       (224,740,154)       (536,021,809)
                                                   ---------------     ---------------     ---------------     ---------------
  Net increase (decrease) in shares outstanding          3,493,343         (53,707,950)        (14,132,921)        (31,440,479)
                                                   ===============     ===============     ===============     ===============

TRUST SHARES:**
  Sold                                                 591,073,484         936,292,190                  --              10,000
  Issued to shareholders in reinvestment
    of dividends                                               239                 331                  38                  13
  Repurchased                                         (620,153,257)     (1,070,410,467)                 --                  --
                                                   ---------------     ---------------     ---------------     ---------------
  Net increase (decrease) in shares outstanding        (29,079,534)       (134,117,946)                 38              10,013
                                                   ===============     ===============     ===============     ===============


                                                                GALAXY
                                                         MASSACHUSETTS MUNICIPAL                    GALAXY NEW YORK
                                                            MONEY MARKET FUND                 MUNICIPAL MONEY MARKET FUND
                                                   ------------------------------------    ---------------------------------
                                                   SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                     NOVEMBER 30,                            NOVEMBER 30,
                                                         2004             YEAR ENDED             2004           PERIOD ENDED
                                                      (UNAUDITED)        MAY 31, 2004         (UNAUDITED)       MAY 31, 2004*
                                                   ----------------     ---------------    ----------------     -------------
DOLLAR AMOUNTS
RETAIL A SHARES:
  Sold                                              $   536,752,540     $   847,238,693     $    17,944,555     $ 86,440,679
  Issued to shareholders in
    reinvestment of dividends                               656,321             916,272              48,313           57,398
  Repurchased                                          (495,886,049)       (975,932,922)        (28,259,660)     (48,400,038)
                                                    ---------------     ---------------     ---------------     ------------
  Net increase (decrease) in shares outstanding     $    41,522,812     $  (127,777,957)    $   (10,266,792)    $ 38,098,039
                                                    ===============     ===============     ===============     ============

TRUST SHARES:**
  Sold                                              $    21,077,404     $     1,575,674     $     7,081,599     $  6,299,463
  Issued to shareholders in reinvestment
    of dividends                                                 23                  13                  28               17
  Repurchased                                            (5,747,482)           (664,029)         (2,982,782)      (1,500,892)
                                                    ---------------     ---------------     ---------------     ------------
  Net increase (decrease) in shares outstanding     $   (21,329,945)    $       911,658     $     4,098,845     $  4,798,588
                                                    ===============     ===============     ===============     ============

SHARE ACTIVITY
RETAIL A SHARES:
  Sold                                                  536,752,540         847,238,693          17,944,555       86,440,679
  Issued to shareholders in reinvestment
    of dividends                                            656,321             916,272              48,313           57,398
  Repurchased                                          (495,886,049)       (975,932,922)        (28,259,660)     (48,400,038)
                                                    ---------------     ---------------     ---------------     ------------
  Net increase (decrease) in shares outstanding          41,522,812        (127,777,957)        (10,266,792)      38,098,039
                                                    ===============     ===============     ===============     ============

TRUST SHARES:**
  Sold                                                   27,077,404           1,575,674           7,081,599        6,299,463
  Issued to shareholders in reinvestment
    of dividends                                                 23                  13                  28               17
  Repurchased                                            (5,747,482)           (664,029)         (2,982,782)      (1,500,892)
                                                    ---------------     ---------------     ---------------     ------------
  Net increase (decrease) in shares outstanding          21,329,949             911,658          (4,098,845)       4,798,588
                                                    ===============     ===============     ===============     ============

----------
* The Galaxy New York Municipal Money Market Fund commenced operations on September 16, 2003.
** The Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund began offering Trust Shares on March 1, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       44 & 45

                         GALAXY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    INCOME FROM
                                     INVESTMENT        LESS
                                     OPERATIONS    DISTRIBUTIONS
                                     ----------    -------------

                       NET ASSET                   DISTRIBUTIONS  NET INCREASE     NET ASSET
                         VALUE          NET           FROM NET     (DECREASE)        VALUE
                       BEGINNING     INVESTMENT      INVESTMENT      IN NET          END OF         TOTAL
                       0F PERIOD       INCOME          INCOME      ASSET VALUE       PERIOD       RETURN(2)
                       ---------     ----------    -------------   -----------     ---------      ---------
RETAIL A
11/30/04 (unaudited)     $1.00         $0.005         $(0.005)         $--            $1.00          0.46%**
5/31/04                   1.00          0.005          (0.005)          --             1.00          0.45%
5/31/03(1)                1.00          0.005          (0.005)          --             1.00          0.45%**
10/31/02                  1.00          0.014          (0.014)          --             1.00          1.41%
10/31/01                  1.00          0.043          (0.043)          --             1.00          4.40%
10/31/00                  1.00          0.056          (0.056)          --             1.00          5.77%
10/31/99                  1.00          0.044          (0.044)          --             1.00          4.54%

TRUST
11/30/04 (unaudited)      1.00          0.006          (0.006)          --             1.00          0.57%**
5/31/04                   1.00          0.007          (0.007)          --             1.00          0.69%
5/31/03(1)                1.00          0.006          (0.006)          --             1.00          0.55%**
10/31/02                  1.00          0.016          (0.016)          --             1.00          1.58%
10/31/01                  1.00          0.045          (0.045)          --             1.00          4.56%
10/31/00                  1.00          0.058          (0.058)          --             1.00          5.95%
10/31/99                  1.00          0.046          (0.046)          --             1.00          4.72%


                                                      RATIOS TO AVERAGE NET ASSETS
                                            --------------------------------------------------
                                            RATIO OF NET       RATIO OF         RATIO OF
                                             INVESTMENT        OPERATING        OPERATING
                             NET ASSETS        INCOME           EXPENSES        EXPENSES
                               END OF         INCLUDING         INCLUDING       EXCLUDING
                               PERIOD       REIMBURSEMENTS/  REIMBURSEMENTS/  REIMBURSEMENTS/
                           (IN THOUSANDS)       WAIVER            WAIVER          WAIVER
                           --------------   ---------------  ---------------  ---------------
RETAIL A
11/30/04 (unaudited)         $  506,379          0.88%*            0.69%*          0.74%*
5/31/04                         527,231          0.45%             0.69%           0.76%
5/31/03(1)                      660,094          0.79%*            0.65%*          0.72%*
10/31/02                      2,242,141          1.41%             0.63%           0.68%
10/31/01                      3,140,116          4.28%             0.62%           0.66%
10/31/00                      2,785,840          5.65%             0.63%           0.69%
10/31/99                      2,434,662          4.45%             0.65%           0.69%

TRUST
11/30/04 (unaudited)          1,133,007          1.09%*            0.48%*          0.51%*
5/31/04                       1,082,742          0.68%             0.46%           0.49%
5/31/03(1)                    1,623,211          0.97%*            0.47%*          0.52%*
10/31/02                      2,038,906          1.57%             0.47%           0.51%
10/31/01                      2,549,240          4.44%             0.46%           0.50%
10/31/00                      1,999,243          5.82%             0.46%           0.51%
10/31/99                      1,679,875          4.62%             0.48%           0.52%

----------
*     Annualized.
**    Not annualized.
(1)   For the period from November 1, 2002 through May 31, 2003.
(2) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                       46 & 47

                         GALAXY GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             INCOME FROM
                                              INVESTMENT          LESS
                                              OPERATIONS      DISTRIBUTIONS
                                              ----------      -------------

                              NET ASSET                       DISTRIBUTIONS      NET INCREASE      NET ASSET
                                VALUE             NET            FROM NET         (DECREASE)         VALUE
                              BEGINNING        INVESTMENT       INVESTMENT          IN NET           END OF        TOTAL
                              0F PERIOD          INCOME           INCOME          ASSET VALUE        PERIOD       RETURN(2)
                              ---------        ----------     --------------     ------------      ----------     ---------
RETAIL A
11/30/04 (unaudited)            $1.00            $0.004           $(0.004)            $--            $ 1.00         0.43%**
5/31/04                          1.00             0.004            (0.004)             --              1.00         0.44%
5/31/03(1)                       1.00             0.004            (0.004)             --              1.00         0.38%**
10/31/02                         1.00             0.013            (0.013)             --              1.00         1.30%
10/31/01                         1.00             0.042            (0.042)             --              1.00         4.30%
10/31/00                         1.00             0.055            (0.055)             --              1.00         5.61%
10/31/99                         1.00             0.043            (0.043)             --              1.00         4.39%

TRUST
11/30/04 (unaudited)             1.00             0.005            (0.005)                             1.00         0.51%**
5/31/04                          1.00             0.006            (0.006)             --              1.00         0.59%
5/31/03(1)                       1.00             0.005            (0.005)             --              1.00         0.48%**
10/31/02                         1.00             0.015            (0.015)             --              1.00         1.47%
10/31/01                         1.00             0.044            (0.044)             --              1.00         4.47%
10/31/00                         1.00             0.056            (0.056)             --              1.00         5.78%
10/31/99                         1.00             0.044            (0.044)             --              1.00         4.58%

                                                        RATIOS TO AVERAGE NET ASSETS
                                               ---------------------------------------------------
                                               RATIO OF NET        RATIO OF          RATIO OF
                                                INVESTMENT         OPERATING         OPERATING
                               NET ASSETS         INCOME            EXPENSES          EXPENSES
                                 END OF          INCLUDING         INCLUDING         EXCLUDING
                                 PERIOD        REIMBURSEMENTS/   REIMBURSEMENTS/   REIMBURSEMENTS/
                             (IN THOUSANDS)        WAIVER            WAIVER            WAIVER
                             --------------    ---------------   ---------------   ---------------
RETAIL A
11/30/04 (unaudited)            $254,153            0.85%*            0.67%*            0.68%*
5/31/04                          342,828            0.44%             0.66%             0.66%
5/31/03(1)                       262,327            0.67%*            0.70%*            0.71%*
10/31/02                         258,545            1.31%             0.68%             0.69%
10/31/01                         357,902            4.25%             0.67%             0.68%
10/31/00                         333,272            5.44%             0.68%             0.69%
10/31/99                         348,758            4.32%             0.69%             0.71%

TRUST
11/30/04 (unaudited)             226,203            0.99%*            0.53%*            0.54%*
5/31/04                          249,977            0.58%             0.52%             0.52%
5/31/03(1)                       328,834            0.84%*            0.53%*            0.53%*
10/31/02                         480,171            1.47%             0.52%             0.53%
10/31/01                         578,193            4.41%             0.51%             0.52%
10/31/00                         528,502            5.61%             0.51%             0.52%
10/31/99                         592,305            4.50%             0.51%             0.53%

----------
*     Annualized.
**    Not annualized.
(1)   For the period from November 1, 2002 through May 31, 2003.
(2) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                    48 & 49

                 GALAXY U.S. TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             INCOME FROM
                                              INVESTMENT          LESS
                                              OPERATIONS      DISTRIBUTIONS
                                              ----------      -------------

                              NET ASSET                       DISTRIBUTIONS      NET INCREASE      NET ASSET
                                VALUE             NET            FROM NET         (DECREASE)         VALUE
                              BEGINNING        INVESTMENT       INVESTMENT          IN NET           END OF        TOTAL
                              0F PERIOD          INCOME           INCOME          ASSET VALUE        PERIOD       RETURN(2)
                              ---------        ----------     --------------     ------------      ----------     ---------
RETAIL A
11/30/04 (unaudited)            $1.00            $0.004           $(0.004)            $--            $ 1.00        0.36%**(2)
5/31/04                          1.00             0.004            (0.004)             --              1.00        0.36%(2)
5/31/03(1)                       1.00             0.004            (0.004)             --              1.00        0.38%**(2)
10/31/02                         1.00             0.013            (0.013)             --              1.00        1.27%(2)
10/31/01                         1.00             0.041            (0.041)             --              1.00        4.16%(2)
10/31/00                         1.00             0.051            (0.051)             --              1.00        5.26%(2)
10/31/99                         1.00             0.041            (0.041)             --              1.00        4.14%

TRUST
11/30/04 (unaudited)             1.00             0.004            (0.004)             --              1.00        0.44%**(2)
5/31/04                          1.00             0.005            (0.005)             --              1.00        0.52%(2)
5/31/03(1)                       1.00             0.005            (0.005)             --              1.00        0.47%**(2)
10/31/02                         1.00             0.014            (0.014)             --              1.00        1.42%(2)
10/31/01                         1.00             0.042            (0.042)             --              1.00        4.31%(2)
10/31/00                         1.00             0.053            (0.053)             --              1.00        5.42%(2)
10/31/99                         1.00             0.042            (0.042)             --              1.00        4.30%(2)

                                                        RATIOS TO AVERAGE NET ASSETS
                                               ---------------------------------------------------
                                                RATIO OF NET        RATIO OF          RATIO OF
                                                 INVESTMENT        OPERATING         OPERATING
                               NET ASSETS         INCOME            EXPENSES          EXPENSES
                                 END OF          INCLUDING         INCLUDING         EXCLUDING
                                 PERIOD        REIMBURSEMENTS/   REIMBURSEMENTS/   REIMBURSEMENTS/
                             (IN THOUSANDS)        WAIVER            WAIVER            WAIVER
                             --------------    ---------------   ---------------   ---------------
RETAIL A
11/30/04 (unaudited)            $450,990            0.71%*            0.65%*            0.68%*
5/31/04                          479,750            0.36%             0.65%             0.65%
5/31/03(1)                       606,741            0.66%*            0.64%*            0.64%*
10/31/02                         716,936            1.28%             0.62%             0.62%
10/31/01                         894,962            3.99%             0.62%             0.62%
10/31/00                         544,741            5.17%             0.65%             0.65%
10/31/99                         584,364            4.06%             0.67%             0.67%

TRUST
11/30/04 (unaudited)             260,653            0.86%*            0.50%*            0.52%*
5/31/04                          272,708            0.52%             0.49%             0.49%
5/31/03(1)                       534,888            0.82%*            0.48%*            0.48%*
10/31/02                         768,725            1.42%             0.48%             0.48%
10/31/01                         885,644            4.13%             0.48%             0.48%
10/31/00                         510,815            5.33%             0.49%             0.49%
10/31/99                         459,792            4.22%             0.51%             0.51%

----------
*     Annualized.
**    Not annualized.
(1)   For the period from November 1, 2002 through May 31, 2003.
(2) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     50 & 51

                         GALAXY TAX-EXEMPT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             INCOME FROM
                                              INVESTMENT          LESS
                                              OPERATIONS      DISTRIBUTIONS
                                              ----------      -------------

                              NET ASSET                       DISTRIBUTIONS      NET INCREASE      NET ASSET
                                VALUE             NET            FROM NET         (DECREASE)         VALUE
                              BEGINNING        INVESTMENT       INVESTMENT          IN NET           END OF        TOTAL
                              0F PERIOD          INCOME           INCOME          ASSET VALUE        PERIOD       RETURN(2)
                              ---------        ----------     --------------     ------------      ----------     ---------
RETAIL A
11/30/04 (unaudited)            $1.00            $0.004           $(0.004)            $--            $ 1.00        0.38%**
5/31/04                          1.00             0.005            (0.005)             --              1.00        0.46%
5/31/03(1)                       1.00             0.004            (0.004)             --              1.00        0.42%**
10/31/02                         1.00             0.010            (0.010)             --              1.00        1.04%
10/31/01                         1.00             0.026            (0.026)             --              1.00        2.63%
10/31/00                         1.00             0.033            (0.033)             --              1.00        3.33%
10/31/99                         1.00             0.025            (0.025)             --              1.00        2.53%

TRUST
11/30/04 (unaudited)             1.00             0.004            (0.004)             --              1.00        0.44%**
5/31/04                          1.00             0.006            (0.006)             --              1.00        0.58%
5/31/03(1)                       1.00             0.005            (0.005)             --              1.00        0.49%**
10/31/02                         1.00             0.011            (0.011)             --              1.00        1.15%
10/31/01                         1.00             0.027            (0.027)             --              1.00        2.77%
10/31/00                         1.00             0.034            (0.034)             --              1.00        3.46%
10/31/99                         1.00             0.026            (0.026)             --              1.00        2.67%

                                                        RATIOS TO AVERAGE NET ASSETS
                                               ---------------------------------------------------
                                                RATIO OF NET        RATIO OF          RATIO OF
                                                 INVESTMENT        OPERATING         OPERATING
                               NET ASSETS         INCOME            EXPENSES          EXPENSES
                                 END OF          INCLUDING         INCLUDING         EXCLUDING
                                 PERIOD        REIMBURSEMENTS/   REIMBURSEMENTS/   REIMBURSEMENTS/
                             (IN THOUSANDS)        WAIVER            WAIVER            WAIVER
                             --------------    ---------------   ---------------   ---------------
RETAIL A
11/30/04 (unaudited)           $  191,208           0.74%*            0.61%*            0.63%*
5/31/04                           187,712           0.46%             0.59%             0.61%
5/31/03(1)                        241,420           0.72%*            0.58%*            0.61%*
10/31/02                          269,141           1.03%             0.57%             0.60%
10/31/01                          289,155           2.58%             0.59%             0.62%
10/31/00                          215,914           3.39%             0.62%             0.64%
10/31/99                          160,057           2.51%             0.66%             0.66%

TRUST
11/30/04 (unaudited)            1,005,260           0.87%*            0.48%*            0.50%*
5/31/04                         1,034,330           0.58%             0.47%             0.49%
5/31/03(1)                      1,168,448           0.84%*            0.46%*            0.49%*
10/31/02                        1,465,683           1.14%             0.46%             0.49%
10/31/01                        1,487,635           2.71%             0.46%             0.49%
10/31/00                        1,276,445           3.52%             0.49%             0.51%
10/31/99                          556,137           2.65%             0.52%             0.52%

----------
*     Annualized.
**    Not annualized.
(1)   For the period from November 1, 2002 through May 31, 2003.
(2) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     52 & 53

                 GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             INCOME FROM
                                              INVESTMENT          LESS
                                              OPERATIONS      DISTRIBUTIONS
                                              ----------      -------------

                              NET ASSET                       DISTRIBUTIONS      NET INCREASE      NET ASSET
                                VALUE             NET            FROM NET         (DECREASE)         VALUE
                              BEGINNING        INVESTMENT       INVESTMENT          IN NET           END OF        TOTAL
                              0F PERIOD          INCOME           INCOME          ASSET VALUE        PERIOD       RETURN(3)
                              ---------        ----------     --------------     ------------      ----------     ---------
RETAIL A
11/30/04 (unaudited)            $1.00            $0.003           $(0.003)            $--            $ 1.00        0.33%**
5/31/04                          1.00             0.004            (0.004)             --              1.00        0.37%
5/31/03(1)                       1.00             0.004            (0.004)             --              1.00        0.37%**
10/31/02                         1.00             0.009            (0.009)             --              1.00        0.88%
10/31/01                         1.00             0.024            (0.024)             --              1.00        2.39%
10/31/00                         1.00             0.032            (0.032)             --              1.00        3.21%
10/31/99                         1.00             0.024            (0.024)             --              1.00        2.47%

TRUST
11/30/04 (unaudited)             1.00             0.004            (0.004)             --              1.00        0.38%**
5/31/04(2)                       1.00             0.001            (0.001)             --              1.00        0.13%**

                                                        RATIOS TO AVERAGE NET ASSETS
                                               ---------------------------------------------------
                                                RATIO OF NET        RATIO OF          RATIO OF
                                                 INVESTMENT        OPERATING         OPERATING
                               NET ASSETS         INCOME            EXPENSES          EXPENSES
                                 END OF          INCLUDING         INCLUDING         EXCLUDING
                                 PERIOD        REIMBURSEMENTS/   REIMBURSEMENTS/   REIMBURSEMENTS/
                             (IN THOUSANDS)        WAIVER            WAIVER            WAIVER
                             --------------    ---------------   ---------------   ---------------
RETAIL A
11/30/04 (unaudited)            $223,985            0.66%*            0.64%*            0.66%*
5/31/04                          238,118            0.37%             0.63%             0.64%
5/31/03(1)                       269,559            0.64%*            0.63%*            0.63%*
10/31/02                         298,769            0.87%             0.62%             0.62%
10/31/01                         273,925            2.36%             0.62%             0.62%
10/31/00                         262,149            3.17%             0.62%             0.64%
10/31/99                         243,051            2.44%             0.62%             0.65%

TRUST
11/30/04 (unaudited)                  10            0.77%*            0.54%*            0.95%*
5/31/04(2)                            10            0.48%*            0.53%*            1.23%*

----------
*     Annualized.
**    Not annualized.
(1)   For the period from November 1, 2002 through May 31, 2003.
(2)   The Fund began offering Trust Shares on March 1, 2004.
(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     54 & 55

                GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             INCOME FROM
                                              INVESTMENT          LESS
                                              OPERATIONS      DISTRIBUTIONS
                                              ----------      -------------

                              NET ASSET                       DISTRIBUTIONS      NET INCREASE      NET ASSET
                                VALUE             NET            FROM NET         (DECREASE)         VALUE
                              BEGINNING        INVESTMENT       INVESTMENT          IN NET           END OF        TOTAL
                              0F PERIOD          INCOME           INCOME          ASSET VALUE        PERIOD       RETURN(3)
                              ---------        ----------     --------------     ------------     ----------      ---------
RETAIL A
11/30/04 (unaudited)            $1.00            $0.004           $(0.004)            $--            $ 1.00         0.37%**
5/31/04                          1.00             0.004            (0.004)             --              1.00         0.42%
5/31/03(1)                       1.00             0.004            (0.004)             --              1.00         0.39%**
10/31/02                         1.00             0.010            (0.010)             --              1.00         1.02%
10/31/01                         1.00             0.026            (0.026)             --              1.00         2.59%
10/31/00                         1.00             0.033            (0.033)             --              1.00         3.31%
10/31/99                         1.00             0.025            (0.025)             --              1.00         2.50%

TRUST
11/30/04 (unaudited)             1.00             0.004            (0.004)             --              1.00         0.41%**
5/31/04(2)                       1.00             0.001            (0.001)             --              1.00         0.14%**

                                                        RATIOS TO AVERAGE NET ASSETS
                                               ---------------------------------------------------
                                                RATIO OF NET        RATIO OF          RATIO OF
                                                 INVESTMENT        OPERATING         OPERATING
                               NET ASSETS         INCOME            EXPENSES          EXPENSES
                                 END OF          INCLUDING         INCLUDING         EXCLUDING
                                 PERIOD        REIMBURSEMENTS/   REIMBURSEMENTS/   REIMBURSEMENTS/
                             (IN THOUSANDS)        WAIVER            WAIVER            WAIVER
                             --------------    ---------------   ---------------   ---------------
RETAIL A
11/30/04 (unaudited)            $325,345            0.74%*            0.60%*            0.62%*
5/31/04                          283,822            0.42%             0.59%             0.60%
5/31/03(1)                       411,600            0.67%*            0.58%*            0.58%*
10/31/02                         447,525            1.01%             0.57%             0.58%
10/31/01                         521,739            2.55%             0.59%             0.59%
10/31/00                         480,835            3.32%             0.62%             0.63%
10/31/99                         241,611            2.48%             0.62%             0.65%

TRUST
11/30/04 (unaudited)              22,242            0.82%*            0.52%*            0.52%*
5/31/04(2)                           912            0.50%*            0.51%*            0.52%*

----------
*     Annualized.
**    Not annualized.
(1)   For the period from November 1, 2002 through May 31, 2003.
(2)   The Fund began offering Trust Shares on March 1, 2004.
(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     56 & 57

                   GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             INCOME FROM
                                              INVESTMENT          LESS
                                              OPERATIONS      DISTRIBUTIONS
                                              ----------      -------------

                              NET ASSET                       DISTRIBUTIONS      NET INCREASE      NET ASSET
                                VALUE             NET            FROM NET         (DECREASE)         VALUE
                              BEGINNING        INVESTMENT       INVESTMENT          IN NET           END OF        TOTAL
                              0F PERIOD          INCOME           INCOME          ASSET VALUE        PERIOD       RETURN(3)
                              ---------        ----------     --------------     ------------      ----------     ---------
RETAIL A
11/30/04 (unaudited)            $1.00            $0.004           $(0.004)            $--            $ 1.00        0.44%**
5/31/04(1)                       1.00             0.004            (0.004)             --              1.00        0.41%**

TRUST
11/30/04 (unaudited)             1.00             0.005            (0.005)             --              1.00        0.50%**
5/31/04(2)                       1.00             0.002            (0.002)             --              1.00        0.17%**

                                                        RATIOS TO AVERAGE NET ASSETS
                                               ---------------------------------------------------
                                                RATIO OF NET        RATIO OF          RATIO OF
                                                 INVESTMENT        OPERATING         OPERATING
                               NET ASSETS         INCOME            EXPENSES          EXPENSES
                                 END OF          INCLUDING         INCLUDING         EXCLUDING
                                 PERIOD        REIMBURSEMENTS/   REIMBURSEMENTS/   REIMBURSEMENTS/
                             (IN THOUSANDS)        WAIVER            WAIVER            WAIVER
                             --------------    ---------------   ---------------   ---------------
RETAIL A
11/30/04 (unaudited)            $ 27,832            0.86%*            0.45%*            0.84%*
5/31/04(1)                        38,099            0.57%*            0.45%*            0.88%*

TRUST
11/30/04 (unaudited)               8,897            0.96%*            0.35%*            0.73%*
5/31/04(2)                         4,799            0.68%*            0.34%*            0.77%*

----------
*     Annualized.
**    Not annualized.
(1)   The Fund commenced operations on September 16, 2003.
(2)   The Fund began offering Trust Shares on March 1, 2004.
(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     58 & 59

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

The Galaxy Fund (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the following portfolios (individually referred to as a "Fund", collectively referred to as the "Funds"):

Galaxy Money Market Fund
Galaxy Government Money Market Fund
Galaxy U.S. Treasury Money Market Fund
Galaxy Tax-Exempt Money Market Fund
Galaxy Connecticut Municipal Money Market Fund
Galaxy Massachusetts Municipal Money Market
Fund Galaxy New York Municipal Money Market Fund

INVESTMENT GOALS
The Galaxy Money Market Fund and Galaxy Government Money Market Fund seek as high a level of current income as is consistent with liquidity and stability of principal. The Galaxy U.S. Treasury Money Market Fund seeks current income with liquidity and stability of principal. The Galaxy Tax-Exempt Money Market Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal. The Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund seek to provide current income exempt from federal regular income tax and the Connecticut state income tax on individuals, trusts and estates, the Massachusetts state income tax and the New York state and the New York City personal income taxes, respectively, consistent with relative stability of principal and liquidity.

FUND SHARES
Each Fund may issue an unlimited number of shares and offers two series of shares: Trust Shares and Retail A Shares. Both series of shares are offered continuously at net asset value, however, each series has its own expense structure. Trust Shares of the Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund were first offered on March 1, 2004.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION
Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.


REPURCHASE AGREEMENTS
Each Fund (except the Galaxy U.S. Treasury Money Market Fund) may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

JOINT TRADING ACCOUNTS
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

INCOME RECOGNITION
Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex date.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

DETERMINATION OF SERIES NET ASSET VALUES
All income, expenses (other than series-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each series of a Fund on a daily basis for purposes of determining the net asset value of each series. Income and expenses are allocated to each series based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each series.

FEDERAL INCOME TAX STATUS
Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, and, as a result, each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended May 31, 2004 was as follows.

                                                                   YEAR ENDED
                                                                  MAY 31, 2004
                                                                  ------------
                                                                ORDINARY INCOME
                                                                ---------------

Galaxy Money Market Fund                                          $11,356,739
Galaxy Government Money Market Fund                                 3,370,425
Galaxy U.S. Treasury Money Market Fund                              4,450,584
Galaxy Tax-Exempt Money Market Fund*                                7,580,520
Galaxy Connecticut Municipal Money Market Fund*                       941,388
Galaxy Massachusetts Municipal Money Market Fund*                   1,524,324
Galaxy New York Municipal Money Market Fund*                          131,507

*     Substantially all of these distributions were made from tax-exempt income.

The following capital loss carryforwards, determined as of May 31, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:


FUND                                           2006          2009          2012
----                                           ----          ----          ----
Galaxy Money
 Market Fund                                 $    --       $    --       $ 4,476
Galaxy Government
 Money Market Fund                                --            --         5,215
Galaxy U.S. Treasury
 Money Market Fund                                --            --         1,401
Galaxy Tax-Exempt
 Money Market Fund                               291            85            --

NOTE 4. FEES AND COMPENSATION

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor, administrator and pricing and bookkeeping agent for the Funds. Columbia and the distributor are each indirect wholly owned subsidiaries of Bank of America Corporation ("BOA").

INVESTMENT ADVISORY FEE
Columbia is the investment advisor to each of the Funds and receives a monthly fee based on each Fund's average daily net assets at the following annual rates:

                                                               FEES ON AVERAGE
FUND                                                           DAILY NET ASSETS
----                                                           ----------------
Galaxy Money Market Fund                                             0.40%
Galaxy Government Money Market Fund                                  0.40%
Galaxy Tax-Exempt Money Market Fund                                  0.40%


                                         FEES ON AVERAGE       FEES ON AVERAGE
                                         DAILY NET ASSETS      DAILY NET ASSETS
FUND                                    UP TO $750,000,000    OVER $750,000,000
----                                    ------------------    -----------------
Galaxy U.S. Treasury
  Money Market Fund                           0.40%                 0.35%
Galaxy Connecticut Municipal
  Money Market Fund                           0.40%                 0.35%
Galaxy Massachusetts Municipal
  Money Market Fund                           0.40%                 0.35%
Galaxy New York Municipal
  Money Market Fund                           0.40%                 0.35%

With respect to Galaxy Money Market Fund, Galaxy Government Money Market Fund and Galaxy Tax-Exempt Money Market Fund, Columbia has advised the Trust that it intends to waive its investment advisory fee payable by each Fund by 0.05% to the extent that the Fund's average daily net assets exceed $750,000,000. Columbia may revise or discontinue this arrangement only upon Board approval.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ADMINISTRATION FEE
Columbia is responsible for providing administrative and other services to each Fund. Columbia has delegated those functions to PFPC Inc. ("PFPC"), a member of PNC Financial Services Group. Columbia pays a portion of the administration fees received to PFPC, as the sub-administrator to the Trust.


Under its agreement with the Funds, Columbia receives a monthly administration fee based on the combined average daily net assets of the Funds and the other funds offered by the Trust at the following annual rates:

                AVERAGE DAILY NET ASSETS            ANNUAL RATE
                ------------------------            -----------
                First $30 billion                      0.067%
                Over $30 billion                       0.050%

PRICING AND BOOKKEEPING FEES
Columbia is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement. Columbia has delegated those functions to PFPC and pays the total fees collected to PFPC as the sub-pricing and bookkeeping agent to the Funds.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives a monthly fee based on the average daily net assets of each Fund at the following annual rates:

                  AVERAGE DAILY NET ASSETS          ANNUAL RATE
                  ------------------------          -----------
                  Under $50 million                  $ 25,000
                  Of $50 million but less than
                    $200 million                     $ 35,000
                  Of $200 million but less than
                    $500 million                     $ 50,000
                  Of $500 million but less than
                    $1 billion                       $ 85,000
                  In excess of $1 billion            $125,000

For multiple class Funds, Columbia is entitled to receive an additional annual fee of $10,000 per Fund. In addition, Columbia receives a fee from each Fund for pricing services based on the number of securities held by each Fund.

For the six months ended November 30, 2004, the annualized effective pricing and bookkeeping fee rates for the Funds, inclusive of out-of-pocket expenses, were as follows:

                                                          ANNUAL
                   FUND                                    RATE
                   ----                                    ----
                   Galaxy Money Market Fund                0.009%
                   Galaxy Government Money
                     Market Fund                           0.017%
                   Galaxy U.S. Treasury Money
                     Market Fund                           0.013%
                   Galaxy Tax-Exempt Money
                     Market Fund                           0.013%
                   Galaxy Connecticut Municipal
                     Money Market Fund                     0.031%
                   Galaxy Massachusetts Municipal
                     Money Market Fund                     0.023%
                   Galaxy New York Municipal
                     Money Market Fund                     0.107%

TRANSFER AGENT FEES
PFPC (the "Transfer Agent") provides shareholder services to the Funds. Retail A Shares and Trust Shares of each Fund bear series-specific transfer agent charges based upon the number of shareholder accounts for each series, subject to a minimum fee of $5,000 annually per Fund. Trust Shares of the Galaxy Money Market Fund, Galaxy Government Money Market Fund and Galaxy U.S. Treasury Money Market Fund also bear additional transfer agency fees in order to compensate PFPC for payments made to an affiliate of Columbia, for performing certain sub-account and administrative functions on a per-account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. The Transfer Agent also receives reim- bursement for certain out-of-pocket expenses.

SHAREHOLDER SERVICE FEES
Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the exclusive distributor of the Trust's shares.

The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Retail A Shares and Trust Shares of the Funds. Currently, the Service Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions which provide administrative and support services to their customers who beneficially own Retail A Shares. Payments by the Trust under the Services Plan may not exceed an annual rate of 0.25% of the average daily net assets of the outstanding Retail A Shares of each Fund. The Trust is currently limiting payments under the Services Plan to an aggregate annual rate not to exceed 0.10% of the average daily net assets of the outstanding Retail A Shares of each Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

EXPENSE LIMITS AND FEE WAIVERS
Columbia and its affiliates have voluntarily agreed to waive fees and/or reimburse the Funds for certain expenses to the extent that total expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceed the following percentages of average daily net assets:

FUND                                                        RETAIL A       TRUST
----                                                        --------       -----
Galaxy Money Market Fund                                      0.69%        0.48%
Galaxy Government Money
 Market Fund                                                  0.70%        0.53%
Galaxy U.S. Treasury Money
 Market Fund                                                  0.65%        0.50%
Galaxy Tax-Exempt Money
 Market Fund                                                  0.62%        0.48%
Galaxy Connecticut Municipal
 Money Market Fund                                            0.64%        0.55%
Galaxy Massachusetts Municipal
 Money Market Fund                                            0.60%        0.52%
Galaxy New York Municipal
 Money Market Fund                                            0.45%        0.35%

Except for certain advisory fee waivers described above, the respective parties, at their discretion, may revise or discontinue these waivers and reimbursements at any time.

For the six months ended November 30, 2004, Columbia and its affiliates waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                                      FEES           EXPENSES
FUND                                                 WAIVED         REIMBURSED
----                                                 ------         ----------
Galaxy Money Market Fund                            $222,032          $72,317
Galaxy Government Money
 Market Fund                                           3,911           21,277
Galaxy U.S. Treasury Money
 Market Fund                                           3,911           99,419
Galaxy Tax-Exempt Money
 Market Fund                                         116,789               --
Galaxy Connecticut Municipal
 Money Market Fund                                     3,911           21,935
Galaxy Massachusetts Municipal
 Money Market Fund                                     3,911           20,833
Galaxy New York Municipal
 Money Market Fund                                     3,911           71,295

FEES PAID TO OFFICERS AND TRUSTEES
The Trust pays no compensation to its officers. With the exception of three officers, all officers of the Trust are employees of Columbia or its affiliates. Effective September 9, 2004, the Board of Trustees designated a Chief Compliance Officer for the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee for such expenses will not exceed $15,000 per year.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

OTHER
Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. These amounts are included in "Miscellaneous" on the Statements of Operations. For the six months ended November 30, 2004, the Funds paid fees to Columbia for such services as follows:

FUND                                                                       FEES
----                                                                       ----
Galaxy Money Market Fund                                                  $4,381
Galaxy Government Money
 Market Fund                                                               2,381
Galaxy U.S. Treasury Money
 Market Fund                                                               3,098
Galaxy Tax-Exempt Money
 Market Fund                                                               3,511
Galaxy Connecticut Municipal
 Money Market Fund                                                         1,698
Galaxy Massachusetts Municipal
 Money Market Fund                                                         1,901
Galaxy New York Municipal
 Money Market Fund                                                           181

Professional fees for the Funds include legal fees paid to Drinker Biddle & Reath, LLP ("DB&R"). A partner of DB&R serves as an officer of the Trust. For the six months ended November 30, 2004, the Funds incurred legal fees from DB&R as follows:

                                                                 UNPAID AT
FUND                                             FEES         NOVEMBER 30 2004
----                                             ----         ----------------
Galaxy Money Market Fund                        $ 9,475           $25,257
Galaxy Government Money
 Market Fund                                     12,810            12,240
Galaxy U.S. Treasury Money
 Market Fund                                      7,333            14,888
Galaxy Tax-Exempt Money
 Market Fund                                     17,728            19,841
Galaxy Connecticut Municipal
 Money Market Fund                                9,140             1,560
Galaxy Massachusetts Municipal
 Money Market Fund                                6,869             6,374
Galaxy New York Municipal
 Money Market Fund                                6,821               575

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 5. SHARES OF BENEFICIAL INTEREST

As of November 30, 2004, the Funds had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein is as follows:

                                               NUMBER OF       % OF SHARES
                                               ---------       -----------
FUND                                         SHAREHOLDERS    OUTSTANDING HELD
----                                         ------------    ----------------
Galaxy Money Market Fund                           1                66%
Galaxy Government
  Money Market Fund                                1                44%
Galaxy U.S. Treasury
  Money Market Fund                                1                36%
Galaxy Tax-Exempt
  Money Market Fund                                1                84%
Galaxy Connecticut Municipal
  Money Market Fund                                1                36%
Galaxy Massachusetts Municipal
  Money Market Fund                                2                51%
Galaxy New York Municipal
  Money Market Fund                                3               100%

As of November 30, 2004, the Fund had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these shareholders may have a material effect on the fund.

                                               NUMBER OF       % OF SHARES
                                               ---------       -----------
FUND                                         SHAREHOLDERS    OUTSTANDING HELD
----                                         ------------    ----------------
Galaxy Connecticut Municipal
  Money Market Fund                                2                16%

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

The Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund invest primarily in debt obligations issued, respectively, by the State of Connecticut, the Commonwealth of Massachusetts and the State of New York, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. These Funds are more susceptible to economic and political factors adversely affecting issuers of their respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

The Galaxy Tax-Exempt Money Market Fund, Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund each hold certain investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default, or that are supported by a letter of credit. At November 30, 2004, investments supported by private issuers that represent greater than 5% of the total investments of the respective Funds are as follows:

TAX-EXEMPT MONEY MARKET
-----------------------
MBIA Insurance Corp.                                                      9.92%
U.S. Bank, N.A.                                                           7.46%
Financial Security
 Assurance Corp.                                                          7.36%
ABN AMRO Bank N.V.                                                        6.86%
Ambac Assurance Corp.                                                     6.44%
SunTrust Bank, N.A.                                                       5.99%

CONNECTICUT MUNICIPAL MONEY MARKET
----------------------------------
Wachovia Bank, N.A.                                                       9.09%
Citizens Bank                                                             5.81%

MASSACHUSETTS MUNICIPAL MONEY MARKET
------------------------------------
Ambac Assurance Corp.                                                     9.37%
Citizens Bank                                                             8.35%
Financial Security
 Assurance Corp.                                                          7.22%
Allied Irish Bank Plc                                                     6.85%
MBIA Insurance Corp.                                                      6.42%

NEW YORK MUNICIPAL MONEY MARKET
-------------------------------
Westdeutsche Landesbank                                                   8.73%
Financial Security
 Assurance Corp.                                                          7.65%
JPMorgan                                                                  7.48%
Allied Irish Bank Plc                                                     6.82%
Bayerische Landesbank                                                     5.46%
Financial Guaranty
 Insurance Co.                                                            5.46%

LEGAL PROCEEDINGS
Columbia, the Distributor, and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the 1940 Act (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including the Funds. The Funds have been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as the Funds' investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group and its affiliate Banc of America Capital Management, LLC, have agreed to collectively reduce mutual fund fees by $160 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

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

                                                                ---------------
                                                                   PRESORTED
                                                                    STANDARD
                                                                US POSTAGE PAID
[LOGO] Galaxy   P.O. Box 6520                                   NO. READING, MA
       Funds    Providence, RI 02940-6520                        PERMIT NO. 105
                                                                ---------------

SAMM (02/01/05) 4136

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

 (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) THE GALAXY FUND
            ------------------------------------------------------

By (Signature and Title)*  /S/ GLEN P. MARTIN
                         -------------------------------------------------------
                           Glen P. Martin, President
                           (principal executive officer)

Date              JANUARY 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ GLEN P. MARTIN
                         -------------------------------------------------------
                           Glen P. Martin, President
                           (principal executive officer)

Date              JANUARY 26, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ J. KEVIN CONNAUGHTON
                         -------------------------------------------------------
                           J. Kevin Connaughton,  Treasurer
                           (principal financial officer)

Date              JANUARY 26, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.